UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24027

Russell Investments Exchange Traded Funds
(Exact name of registrant as specified in charter)
401 Union Street, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
401 Union Street
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           September 30
Date of reporting period:        October 1, 2025 to March 31, 2026

Item 1. Reports to Stockholders.

Russell Investments U.S. Small Cap Equity ETF

RUSC

NASDAQ

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about Russell Investments U.S. Small Cap Equity ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments U.S. Small Cap Equity ETF	$33	0.64%

Key Fund Statistics

  Net Assets (thousands)$49,372
  Total Number of Portfolio Holdings 493
  Total Advisory Fees Paid (thousands) $145
  Portfolio Turnover Rate59%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	0.1%
Common Stocks	99.9%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	19.8%
Producer Durables	18.9%
Health Care	16.9%
Technology	12.7%
Consumer Discretionary	11.3%
Materials and Processing	9.1%
Energy	5.4%
Utilities	3.8%
Consumer Staples	2.0%
Other	0.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Russell Investments International Developed Equity ETF

RINT

NASDAQ

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about Russell Investments International Developed Equity ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments International Developed Equity ETF	$25	0.49%

Key Fund Statistics

  Net Assets (thousands)$116,670
  Total Number of Portfolio Holdings 331
  Total Advisory Fees Paid (thousands) $273
  Portfolio Turnover Rate24%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	0.1%
Preferred Stocks	0.5%
Common Stocks	99.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	17.7%
Canada	9.5%
United States	9.5%
France	9.1%
Germany	8.3%
United Kingdom	8.2%
Netherlands	4.9%
Switzerland	3.9%
Australia	3.9%
Italy	3.8%
Other Common Stocks	20.2%
Other	1.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Russell Investments Global Equity ETF

RGLO

NASDAQ

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about Russell Investments Global Equity ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments Global Equity ETF	$25	0.49%

Key Fund Statistics

  Net Assets (thousands)$275,009
  Total Number of Portfolio Holdings 369
  Total Advisory Fees Paid (thousands) $636
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	1.3%
Preferred Stocks	0.3%
Short-Term Investments	0.9%
Common Stocks	97.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	62.0%
Japan	5.5%
United Kingdom	5.0%
France	3.5%
Germany	2.9%
Netherlands	2.1%
South Korea	1.6%
Taiwan	1.5%
Switzerland	1.3%
Canada	1.1%
Other Common Stocks	11.0%
Other	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Russell Investments Emerging Markets Equity ETF

REMG

NASDAQ

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about Russell Investments Emerging Markets Equity ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments Emerging Markets Equity ETF	$33	0.64%

Key Fund Statistics

  Net Assets (thousands)$80,182
  Total Number of Portfolio Holdings 357
  Total Advisory Fees Paid (thousands) $246
  Portfolio Turnover Rate23%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	0.2%
Short-Term Investments	0.3%
Common Stocks	99.2%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	24.5%
Taiwan	19.4%
South Korea	16.2%
India	10.0%
Brazil	8.2%
South Africa	3.0%
Saudi Arabia	2.4%
Thailand	2.4%
Mexico	2.1%
Indonesia	1.3%
Other Common Stocks	9.7%
Other	0.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Russell Investments Global Infrastructure ETF

RIFR

NASDAQ

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about Russell Investments Global Infrastructure ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=ETF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Russell Investments Global Infrastructure ETF	$31	0.59%

Key Fund Statistics

  Net Assets (thousands)$37,653
  Total Number of Portfolio Holdings 61
  Total Advisory Fees Paid (thousands) $85
  Portfolio Turnover Rate30%

Graphical Representation of Holdings

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	0.3%
Common Stocks	99.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.5%
Australia	6.9%
Spain	6.8%
Canada	6.2%
United Kingdom	4.5%
France	3.2%
Japan	2.9%
Switzerland	1.6%
Hong Kong	1.1%
New Zealand	1.1%
Other Common Stocks	1.8%
Other	0.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=ETF.

Item 2. Code of Ethics.

Annual Report Only

Item 3. Audit Committee Financial Expert.

Annual Report Only

Item 4. Principal Accountant Fees and Services.

Annual Report Only

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments.

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

2026 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investments Exchange Traded Funds
March 31, 2026
FUND
Russell Investments U.S. Small Cap Equity ETF (formerly, U.S. Small Cap Equity Active ETF)
Russell Investments International Developed Equity ETF (formerly, International Developed Equity Active ETF)
Russell Investments Global Equity ETF (formerly, Global Equity Active ETF)
Russell Investments Emerging Markets Equity ETF (formerly, Emerging Markets Equity Active ETF)
Russell Investments Global Infrastructure ETF (formerly, Global Infrastructure Active ETF)

Russell Investments
Exchange Traded Funds
Russell Investments Exchange
Traded Funds is a series
investment company with seven
different investment portfolios
referred to as Funds. These
financial statements report on
five of these Funds.

Page
Russell Investments U.S. Small Cap Equity ETF (Form N-CSR Item 7) 3
Russell Investments International Developed Equity ETF
(Form N-CSR Item 7) 14
Russell Investments Global Equity ETF (Form N-CSR Item 7) 26
Russell Investments Emerging Markets Equity ETF (Form N-CSR Item 7) 42
Russell Investments Global Infrastructure ETF (Form N-CSR Item 7) 56
Notes to Schedules of Investments (Form N-CSR Item 7) 65
Notes to Financial Highlights (Form N-CSR Item 7) 66
Notes to Financial Statements (Form N-CSR Item 7) 67
Affiliated Brokerage Transactions (Form N-CSR Item 7) 77
Basis for Approval of Investment Advisory Agreements
(Form N-CSR Item 11) 78
Adviser, Money Managers and Service Providers 79
Russell Investments Exchange Traded Funds
Semi-annual Financial Statements and Other Information
March 31, 2026 (Unaudited)
Table of Contents

Russell Investments Exchange Traded Funds
Copyright © Russell Investments 2026. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Russell Investments Exchange Traded Funds are distributed by Foreside Fund Services, LLC.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investments Exchange Traded Funds is available by visiting https://russellinvestments.com/us/etf-center/performance-pricing.

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments U.S. Small Cap Equity ETF 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.9%
Consumer Discretionary - 11.3%
Academy Sports & Outdoors, Inc. 2,365 134
Advance Auto Parts, Inc. 1,795 95
Advanced Energy Industries, Inc. 588 190
API Group Corp.(Æ) 1,694 69
Atkore , Inc. 1,231 73
Atmus Filtration Technologies, Inc. 2,714 154
Boot Barn Holdings, Inc.(Æ) 855 125
Brunswick Corp. 1,476 107
Cadre Holdings, Inc. 1,801 55
Callaway Golf Co.(Æ) 5,076 70
Capri Holdings, Ltd.(Æ) 3,439 61
Cavco Industries, Inc.(Æ) 164 79
Celestica, Inc.(Æ) 36 10
Century Communities, Inc. 1,554 89
Chegg , Inc.(Æ) 74,855 56
Dana, Inc. 4,211 142
Dillard's, Inc. Class A 113 65
Douglas Dynamics, Inc. 2,933 123
Ethan Allen Interiors, Inc. 3,518 78
EW Scripps Co. (The) Class A(Æ) 22,103 82
First Watch Restaurant Group, Inc.(Æ) 11,186 117
FirstCash Holdings, Inc. 527 99
Five Below, Inc.(Æ) 733 168
Gap, Inc. (The) 3,710 90
Gray Media, Inc. 26,530 115
Green Brick Partners, Inc.(Æ) 1,588 102
IAC, Inc.(Æ) 2,015 81
KB Home 1,709 88
Kura Sushi USA, Inc. Class A(Æ) 1,149 80
Laureate Education, Inc. Class A(Æ) 2,656 93
Lear Corp. 703 85
Legacy Education, Inc.(Æ) 4,403 55
Life Time Group Holdings, Inc.(Æ) 3,774 102
Lindblad Expeditions Holdings, Inc.(Æ) 6,045 105
Marriott Vacations Worldwide Corp. 2,244 146
Matthews International Corp. Class A 2,770 72
Movado Group, Inc. 5,007 122
Newell Brands, Inc. 25,608 88
Nexstar Media Group, Inc. Class A 409 74
Papa John's International, Inc. 2,963 96
Patrick Industries, Inc. 706 78
Penn Entertainment, Inc.(Æ) 6,731 101
Perdoceo Education Corp. 2,042 76
PriceSmart , Inc. 570 86
RealReal , Inc. (The)(Æ) 6,975 63
Reservoir Media, Inc.(Æ) 6,731 66
Revolve Group, Inc.(Æ) 1,683 38
Rocky Brands, Inc. 2,512 97
Rush Street Interactive, Inc.(Æ) 7,649 166
SharkNinja , Inc.(Æ) 1,053 112
Sphere Entertainment Co.(Æ) 1,059 124
Stitch Fix, Inc. Class A(Æ) 12,474 41
Super Group SGHC, Ltd. 10,263 111
Texas Roadhouse, Inc. Class A 393 65
Thor Industries, Inc. 679 54
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Travel + Leisure Co. 758 52
VF Corp. 4,472 76
Wabash National Corp. 6,797 59
Wayfair, Inc. Class A(Æ) 880 66
Wingstop , Inc. 278 43
Winnebago Industries, Inc. 2,313 72
Wyndham Hotels & Resorts, Inc. 1,032 84
5,565
Consumer Staples - 2.0%
Celsius Holdings, Inc.(Æ) 1,606 57
Chefs' Warehouse, Inc. (The)(Æ) 1,627 97
Herbalife, Ltd.(Æ) 7,060 104
Marzetti Co.(The) 423 58
Mission Produce, Inc.(Æ) 4,886 67
National Vision Holdings, Inc.(Æ) 4,196 109
Quanex Building Products Corp. 9,585 172
Turning Point Brands, Inc. 217 19
Utz Brands, Inc. 8,639 68
Vita Coco Co., Inc. (The)(Æ) 1,961 94
Vital Farms, Inc.(Æ) 4,514 64
Warby Parker, Inc. Class A(Æ) 3,365 71
980
Energy - 5.4%
Amplify Energy Corp.(Æ) 12,699 79
DNOW, Inc.(Æ) 9,253 110
Helmerich & Payne, Inc. 3,367 121
Kodiak Gas Services, Inc. 2,995 175
Liberty Energy, Inc. Class A 4,961 143
National Energy Services Reunited Corp.
(Æ) 9,800 210
Natural Gas Services Group, Inc. 2,867 108
NPK International, Inc.(Æ) 15,747 228
Oceaneering International, Inc.(Æ) 3,235 115
Ranger Energy Services, Inc. Class A 3,358 58
Select Water Solutions, Inc. Class A 19,245 294
SM Energy Co. 6,113 191
Solaris Energy Infrastructure, Inc. Class A 3,574 202
TETRA Technologies, Inc.(Æ) 11,891 101
Transocean, Ltd.(Æ) 23,449 156
Warrior Met Coal, Inc. 1,212 113
WaterBridge Infrastructure LLC Class A 3,899 104
Weatherford International PLC 1,605 152
2,660
Financial Services - 19.8%
Acadian Asset Management, Inc. 745 41
Ally Financial, Inc. 2,195 86
Ameris Bancorp 1,181 92
Banc of California, Inc. 4,963 87
Banco Latinoamericano de Comercio
Exterior SA Class E 1,583 81
BankUnited , Inc. 1,686 76
Banner Corp. 1,557 95
BGC Group, Inc. Class A 11,677 114
Bowhead Specialty Holdings, Inc.(Æ) 4,071 91

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Russell Investments U.S. Small Cap Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bread Financial Holdings, Inc. 1,500 112
Broadstone Net Lease, Inc.(ö) 4,218 77
Business First Bancshares, Inc. 4,317 117
Camden Property Trust(ö) 599 59
Capital City Bank Group, Inc. 1,886 82
CareTrust REIT, Inc.(ö) 3,197 117
Centerspace (ö) 1,345 77
Chatham Lodging Trust(ö) 9,074 71
CNO Financial Group, Inc. 2,008 82
Coastal Financial Corp.(Æ) 968 74
Community Financial System, Inc. 1,398 82
Community Healthcare Trust, Inc.(ö) 5,440 86
Compass, Inc. Class A(Æ) 9,836 72
Core Scientific Inc.(Æ) 4,908 73
Cullen/Frost Bankers, Inc. 865 119
Dave, Inc.(Æ) 564 98
Dime Community Bancshares, Inc. 4,638 157
Enterprise Financial Services Corp. 1,484 80
Everest Group, Ltd. 257 84
EZCORP, Inc. Class A(Æ) 7,455 189
F&G Annuities & Life, Inc. 3,880 98
FB Financial Corp. 2,310 120
Federal Agricultural Mortgage Corp. Class
C 585 87
Finance of America Cos., Inc. Class A(Æ) 1,944 32
First BanCorp 5,321 114
First Community Corp. 2,638 77
First Industrial Realty Trust, Inc.(ö) 1,142 66
First Mid Bancshares, Inc. 2,045 84
Five Star Bancorp 2,633 99
German American Bancorp, Inc. 3,128 131
Getty Realty Corp.(ö) 2,751 88
Glacier Bancorp, Inc. 3,254 145
Globe Life, Inc. 666 93
Grid Dynamics Holdings, Inc.(Æ) 10,348 59
Hamilton Insurance Group, Ltd. Class B 2,486 74
Hanover Insurance Group, Inc. (The) 467 81
Heritage Financial Corp. 3,799 99
Heritage Insurance Holdings, Inc.(Æ) 2,684 70
Home BancShares , Inc. 3,871 104
Horizon Bancorp, Inc. 7,799 129
Independent Bank Corp. 1,510 114
InvenTrust Properties Corp.(ö) 4,439 135
Jackson Financial, Inc. Class A 1,586 168
John Wiley & Sons, Inc. Class A 2,540 97
Jones Lang LaSalle, Inc.(Æ) 251 76
Kemper Corp. 2,157 66
Kinsale Capital Group, Inc. 98 34
Lazard, Inc. 1,853 79
Live Oak Bancshares, Inc. 2,045 68
Marcus & Millichap, Inc. 2,770 74
Marex Group PLC 2,590 115
McGrath RentCorp 671 74
Mercury General Corp. 1,077 95
Metropolitan Bank Holding Corp. 1,302 108
Miami International Holdings, Inc.(Æ) 1,743 68
Mid Penn Bancorp, Inc. 3,218 104
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Midland States Bancorp, Inc. 3,242 72
Millrose Properties, Inc. Class A(ö) 4,070 114
National Bank Holdings Corp. Class A 4,009 157
NETSTREIT Corp.(ö) 8,017 151
Newmark Group, Inc. Class A 6,819 102
NNN REIT, Inc.(ö) 1,780 75
Northeast Bank 880 99
OFG Bancorp 2,431 98
Origin Bancorp, Inc. 2,034 84
Perella Weinberg Partners 8,443 153
Popular, Inc. 678 91
Prosperity Bancshares, Inc. 1,321 89
Rayonier, Inc.(ö) 12,100 250
Reinsurance Group of America, Inc. Class A 607 124
Renasant Corp. 2,636 95
Resolute Holdings Management, Inc.(Æ) 248 40
Ryman Hospitality Properties, Inc.(ö) 970 90
Seacoast Banking Corp. of Florida 3,088 94
Selective Insurance Group, Inc. 873 66
ServisFirst Bancshares, Inc. 1,048 76
SmartFinancial , Inc. 2,025 79
South Plains Financial, Inc. 1,877 79
SR Bancorp, Inc. 2,851 48
Stock Yards Bancorp, Inc. 1,818 121
StoneX Group, Inc.(Æ) 2,059 166
TeraWulf , Inc.(Æ) 7,496 108
Terreno Realty Corp.(ö) 1,577 97
Texas Capital Bancshares, Inc.(Æ) 952 90
Towne Bank 2,175 73
TriCo Bancshares 1,752 83
Triumph Financial, Inc.(Æ) 1,486 89
UL Solutions, Inc. Class A 915 78
UMH Properties, Inc.(ö) 7,050 102
Valley National Bancorp 10,386 128
Walker & Dunlop, Inc. 1,668 74
Webster Financial Corp. 1,035 72
WesBanco , Inc. 2,913 101
Zions Bancorp NA 1,169 67
9,771
Health Care - 16.9%
Abivax SA - ADR(Æ) 718 80
Adaptive Biotechnologies Corp.(Æ) 5,358 74
ADMA Biologics, Inc.(Æ) 11,637 105
Alphatec Holdings, Inc.(Æ) 6,183 67
Alumis , Inc.(Æ) 1,984 44
Amneal Pharmaceuticals, Inc.(Æ) 6,249 78
ANI Pharmaceuticals, Inc.(Æ) 2,282 175
Annexon , Inc.(Æ) 12,054 67
Apogee Therapeutics, Inc.(Æ) 1,224 103
Arcutis Biotherapeutics , Inc.(Æ) 3,372 79
Arrowhead Pharmaceuticals, Inc.(Æ) 2,638 165
Artivion , Inc.(Æ) 2,324 85
Ascendis Pharma A/S - ADR(Æ) 371 85
Aveanna Healthcare Holdings, Inc.(Æ) 10,485 68
Axsome Therapeutics, Inc.(Æ) 651 110
BioAge Labs, Inc.(Æ) 1,671 29

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments U.S. Small Cap Equity ETF 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BioLife Solutions, Inc.(Æ) 3,406 65
Bridgebio Pharma, Inc.(Æ) 3,574 265
CareDx , Inc.(Æ) 4,764 83
Celcuity , Inc.(Æ) 1,036 118
CG Oncology, Inc.(Æ) 2,214 150
Chemed Corp. 149 56
Cogent Biosciences, Inc.(Æ) 4,495 173
Concentra Group Holdings Parent, Inc. 5,471 117
Crinetics Pharmaceuticals, Inc.(Æ) 2,058 75
CRISPR Therapeutics AG(Æ) 1,810 86
Cytek Biosciences, Inc.(Æ) 17,079 75
Cytokinetics, Inc.(Æ) 2,355 155
Dianthus Therapeutics, Inc.(Æ) 1,830 154
Enhabit , Inc.(Æ) 10,796 152
Enovis Corp. Class W(Æ) 2,839 65
Ensign Group, Inc. (The) 728 147
Exelixis , Inc.(Æ) 929 40
Forte Biosciences, Inc.(Æ) 1,216 31
GeneDx Holdings Corp.(Æ) 903 58
Guardant Health, Inc.(Æ) 2,121 196
Haemonetics Corp.(Æ) 1,435 81
Halozyme Therapeutics, Inc.(Æ) 1,509 98
Harrow, Inc.(Æ) 2,219 78
HealthEquity , Inc.(Æ) 1,536 128
IDEAYA Biosciences, Inc.(Æ) 2,429 81
InfuSystem Holdings, Inc.(Æ) 13,540 125
Innoviva , Inc.(Æ) 5,160 120
Insmed , Inc.(Æ) 500 82
Integer Holdings Corp.(Æ) 992 87
iRadimed Corp. 1,243 120
Keros Therapeutics, Inc.(Æ) 4,173 46
Krystal Biotech, Inc.(Æ) 421 109
Kymera Therapeutics, Inc.(Æ) 1,383 115
LeMaitre Vascular, Inc. 1,595 174
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,354 270
Madrigal Pharmaceuticals, Inc.(Æ) 434 227
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 13,064 37
Maze Therapeutics, Inc.(Æ) 975 29
Merit Medical Systems, Inc.(Æ) 876 60
Mineralys Therapeutics, Inc.(Æ) 3,085 84
Mirum Pharmaceuticals, Inc.(Æ) 2,045 189
Nuvalent , Inc. Class A(Æ) 1,262 129
Omnicell , Inc.(Æ) 1,593 53
Option Care Health, Inc.(Æ) 3,000 81
OraSure Technologies, Inc.(Æ) 16,308 49
Oscar Health, Inc. Class A(Æ) 6,732 77
Palvella Therapeutics, Inc.(Æ) 342 43
Pennant Group, Inc. (The)(Æ) 3,928 120
Phibro Animal Health Corp. Class A 2,989 165
Praxis Precision Medicines, Inc.(Æ) 454 146
PTC Therapeutics, Inc.(Æ) 2,476 169
RadNet , Inc.(Æ) 1,484 83
Rhythm Pharmaceuticals, Inc.(Æ) 1,454 126
Septerna , Inc.(Æ) 1,277 31
SI-BONE, Inc.(Æ) 2,070 26
Sionna Therapeutics, Inc.(Æ) 1,115 45
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Soleno Therapeutics, Inc.(Æ) 2,174 73
Tarsus Pharmaceuticals, Inc.(Æ) 1,524 107
Teleflex, Inc. 825 99
Terns Pharmaceuticals, Inc.(Æ) 3,491 184
TG Therapeutics, Inc.(Æ) 3,026 101
Travere Therapeutics, Inc.(Æ) 3,699 110
UFP Technologies, Inc.(Æ) 371 72
Viridian Therapeutics, Inc.(Æ) 3,135 61
Xencor , Inc.(Æ) 3,696 45
Xenon Pharmaceuticals, Inc.(Æ) 1,586 92
Xeris Biopharma Holdings, Inc.(Æ) 11,163 65
8,367
Materials and Processing - 9.1%
AAON, Inc. 1,167 97
Acuity, Inc. 250 70
AdvanSix , Inc. 7,388 180
Alcoa Corp. 1,421 94
Apogee Enterprises, Inc. 2,924 98
Avient Corp. 3,266 119
Boise Cascade Co. 1,092 83
BrightView Holdings, Inc. 5,735 68
Carpenter Technology Corp. 180 71
Century Aluminum Co.(Æ) 2,197 129
Chemours Co. (The) 7,258 160
Commercial Metals Co. 2,216 136
Constellium SE(Æ) 4,743 117
Crown Holdings, Inc. 823 82
Eldorado Gold Corp. 1,625 56
Fabrinet (Æ) 337 176
Ferroglobe PLC 22,132 91
Greif, Inc. Class A 1,330 89
H.B. Fuller Co. 1,851 114
Hudson Technologies, Inc.(Æ) 11,950 70
Huntsman Corp. 6,541 87
Ingevity Corp.(Æ) 1,712 122
Installed Building Products, Inc. 366 97
James Hardie Industries PLC(Æ) 2,631 50
Kaiser Aluminum Corp. 796 96
Koppers Holdings, Inc. 3,187 123
Louisiana-Pacific Corp. 1,307 95
Magnera Corp.(Æ) 5,203 49
Masco Corp. 810 49
Mativ Holdings, Inc. 10,907 95
Metallus , Inc.(Æ) 4,807 79
Modine Manufacturing Co.(Æ) 909 197
Myers Industries, Inc. 5,311 112
Quaker Chemical Corp. 651 81
Rayonier Advanced Materials, Inc.(Æ) 11,986 133
Simpson Manufacturing Co., Inc. 409 70
SmartRent , Inc.(Æ) 42,605 64
Stepan Co. 3,104 155
Taseko Mines, Ltd.(Æ) 8,892 57
Timken Co. (The) 1,113 112
TriMas Corp. 2,879 103
UFP Industries, Inc. 1,418 131
VSE Corp. 373 69

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Russell Investments U.S. Small Cap Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Watsco , Inc. 211 77
Worthington Steel, Inc. 2,353 71
4,474
Producer Durables - 18.9%
ABM Industries, Inc. 2,095 81
Aebi Schmidt Holding AG 10,002 97
Albany International Corp. Class A 1,869 98
Allient , Inc. 1,302 77
AMN Healthcare Services, Inc.(Æ) 5,653 104
Amprius Technologies, Inc.(Æ) 6,678 113
Arcosa , Inc. 1,205 128
Ardmore Shipping Corp. 6,589 100
Argan , Inc. 667 363
ASGN, Inc.(Æ) 1,761 68
Astronics Corp.(Æ) 1,166 78
AZZ, Inc. 720 90
Bloom Energy Corp. Class A(Æ) 2,120 287
Bowman Consulting Group, Ltd.(Æ) 2,533 72
Casella Waste Systems, Inc. Class A(Æ) 1,183 94
CECO Environmental Corp.(Æ) 1,633 97
Centuri Holdings, Inc.(Æ) 3,800 111
Champion Homes, Inc.(Æ) 996 74
Comfort Systems USA, Inc. 97 134
Covenant Logistics Group, Inc. Class A 5,279 143
Custom Truck One Source, Inc.(Æ) 13,631 90
Deluxe Corp. 5,795 160
DHT Holdings, Inc. 5,261 96
Ducommun, Inc.(Æ) 644 79
Dycom Industries, Inc.(Æ) 372 126
EMCOR Group, Inc. 143 106
ESCO Technologies, Inc. 354 100
Everus Construction Group, Inc.(Æ) 917 108
Federal Signal Corp. 980 106
Flowserve Corp. 1,009 74
Fluor Corp.(Æ) 3,207 150
Frontdoor , Inc.(Æ) 1,686 89
FTAI Aviation, Ltd. 254 62
Gorman-Rupp Co. (The) 1,723 107
GPGI, Inc. Class A 5,317 91
Greenbrier Cos., Inc. (The) 2,167 114
GXO Logistics, Inc.(Æ) 1,441 75
Helios Technologies, Inc. 1,462 95
Herc Holdings, Inc. Class W 768 76
HNI Corp. 2,367 79
Holley, Inc.(Æ) 26,506 81
Hub Group, Inc. Class A 2,676 96
Huntington Ingalls Industries, Inc. 251 95
Hyster -Yale, Inc. 1,992 65
I3 Verticals, Inc. Class A(Æ) 4,448 99
Kennametal, Inc. 3,489 126
Kforce , Inc. 3,944 115
Knight-Swift Transportation Holdings, Inc. 1,229 71
Landstar System, Inc. 479 77
Limbach Holdings, Inc.(Æ) 458 36
Littelfuse , Inc. 284 96
Mama's Creations, Inc.(Æ) 8,395 129
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marten Transport, Ltd. 12,087 159
MasTec , Inc.(Æ) 395 127
Materion Corp. 610 88
Maximus, Inc. 1,204 77
Mercury Systems, Inc.(Æ) 1,332 97
Mesa Laboratories, Inc. 1,676 148
Methode Electronics, Inc. 8,922 49
MillerKnoll , Inc. 9,357 135
MSC Industrial Direct Co., Inc. Class A 721 66
MYR Group, Inc.(Æ) 365 103
Park Aerospace Corp. 3,825 105
Phinia , Inc. 1,879 129
Powell Industries, Inc. 286 155
Primoris Services Corp. 929 133
Priority Technology Holdings, Inc.(Æ) 10,062 47
PROG Holdings, Inc. 3,801 109
Ralliant Corp. 2,981 124
Regal Rexnord Corp. 463 87
Robert Half, Inc. 3,804 97
Ryder System, Inc. 366 75
Saia, Inc.(Æ) 315 111
Scorpio Tankers, Inc. 1,704 127
Scotts Miracle- Gro Co. (The) Class A 1,814 110
Stagwell , Inc.(Æ) 17,855 112
Standex International Corp. 148 38
Sterling Infrastructure, Inc.(Æ) 449 183
TAT Technologies, Ltd.(Æ) 2,723 111
Teekay Tankers, Ltd. Class A 1,525 112
Thermon Group Holdings, Inc.(Æ) 2,089 105
TopBuild Corp.(Æ) 161 57
Toro Co. (The) 816 76
Tutor Perini Corp. 1,597 123
Ultralife Corp.(Æ) 11,883 77
Uniti Group, Inc.(Æ) 13,436 126
V2X, Inc.(Æ) 2,055 141
Werner Enterprises, Inc. 3,957 116
9,313
Technology - 12.7%
ACM Research, Inc. Class A(Æ) 2,110 83
Alpha & Omega Semiconductor, Ltd.(Æ) 3,264 72
Ambarella , Inc.(Æ) 1,203 62
Amentum Holdings, Inc.(Æ) 4,431 116
Applied Optoelectronics, Inc.(Æ) 2,215 187
Bandwidth, Inc. Class A(Æ) 4,666 83
Calix, Inc.(Æ) 2,011 99
Camtek , Ltd.(Æ) 552 84
Chime Financial, Inc. Class A(Æ) 1,512 28
Ciena Corp.(Æ) 362 141
Cirrus Logic, Inc.(Æ) 603 87
Clear Secure, Inc. Class A 2,822 137
Consensus Cloud Solutions, Inc. Class
W(Æ) 3,764 89
Crane NXT Co. 2,249 91
Credo Technology Group Holding, Ltd.(Æ) 1,858 174
DigitalOcean Holdings, Inc.(Æ) 2,126 182
Diodes, Inc.(Æ) 1,448 99

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments U.S. Small Cap Equity ETF 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Evolent Health, Inc. Class A(Æ) 16,230 37
GCI Liberty, Inc. Class C(Æ) 4,525 168
Graham Corp.(Æ) 1,203 95
Inspired Entertainment, Inc.(Æ) 8,656 62
InterDigital , Inc. 440 133
KBR, Inc. 1,820 67
Kulicke & Soffa Industries, Inc. 1,759 116
LightPath Technologies, Inc. Class A(Æ) 7,811 78
Lumentum Holdings, Inc. Class E(Æ) 331 233
Lyft, Inc. Class A(Æ) 4,564 61
MACOM Technology Solutions Holdings,
Inc.(Æ) 362 80
Manhattan Associates, Inc.(Æ) 461 61
Maplebear , Inc.(Æ) 2,064 77
Match Group, Inc. 2,042 63
Napco Security Technologies, Inc. 3,036 120
nCino , Inc.(Æ) 4,111 62
NCR Voyix Corp.(Æ) 11,174 71
Nutanix , Inc. Class A(Æ) 1,988 76
NVE Corp. 1,210 79
OneSpan , Inc. 11,724 123
Onto Innovation, Inc.(Æ) 308 63
Ouster, Inc.(Æ) 3,988 73
PAR Technology Corp.(Æ) 3,161 42
PDF Solutions, Inc.(Æ) 6,348 208
Pegasystems , Inc. 2,646 113
Planet Labs PBC(Æ) 5,992 167
Power Integrations, Inc. 1,428 73
Preformed Line Products Co. 181 49
PubMatic, Inc. Class A(Æ) 9,134 75
Rambus, Inc.(Æ) 1,617 139
Red Violet, Inc.(Æ) 1,721 60
Roku, Inc.(Æ) 1,050 99
Semtech Corp.(Æ) 1,663 128
Silicon Motion Technology Corp. - ADR 1,025 115
SiTime Corp.(Æ) 455 157
Teradata Corp.(Æ) 2,910 75
Thryv Holdings, Inc.(Æ) 13,528 37
Tower Semiconductor, Ltd.(Æ) 607 107
TTM Technologies, Inc.(Æ) 1,115 109
Ultra Clean Holdings, Inc.(Æ) 2,525 157
Universal Display Corp. 727 67
Varonis Systems, Inc.(Æ) 3,000 64
Viavi Solutions, Inc. Class W(Æ) 3,286 109
Vishay Intertechnology , Inc. 8,514 153
Workiva , Inc.(Æ) 1,398 83
Zeta Global Holdings Corp. Class A(Æ) 5,221 83
6,281
Utilities - 3.8%
BKV Corp.(Æ) 3,005 86
Black Hills Corp. 1,532 106
Brookfield Infrastructure Corp. Class A 3,045 120
California Resources Corp. 1,789 124
Chesapeake Utilities Corp. 530 67
Excelerate Energy, Inc. Class A 4,413 148
Gulfport Energy Corp.(Æ) 550 116
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IDACORP, Inc. 493 71
Infinity Natural Resources, Inc. Class A(Æ) 5,306 93
Lumen Technologies, Inc.(Æ) 18,541 129
Northern Oil & Gas, Inc. 6,351 186
Northwestern Energy Group, Inc. 1,652 109
Permian Resources Corp. Class A 7,147 152
Portland General Electric Co. 2,059 109
Spire, Inc. 1,098 99
UGI Corp. 2,354 86
Unitil Corp. 1,741 91
1,892
Total Common Stocks
(cost $45,521) 49,303
Warrants and Rights - 0.0%
Blueprint Medicines Corp.(Æ)(Š)
  Rights 5 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 0.1%
U.S. Cash Management Fund(@) 64,353
(∞)
64
Total Short-Term Investments
(cost $64) 64
Total Investments - 100.0%
(identified cost $45,585) 49,367
Other Assets and Liabilities,
Net - 0.0%
5
Net Assets - 100.0%
49,372

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Russell Investments U.S. Small Cap Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 5,565 $ — $ —
$ —
$ 5,565
Consumer Staples 980 — —
—
980
Energy 2,660 — —
—
2,660
Financial Services 9,771 — —
—
9,771
Health Care 8,367 — —
—
8,367
Materials and Processing 4,474 — —
—
4,474
Producer Durables 9,313 — —
—
9,313
Technology 6,281 — —
—
6,281
Utilities 1,892 — —
—
1,892
Warrants and Rights — — — — —
Short-Term Investments — — — 64 64
Total Investments
$ 49,303 $ — $ — $ 64 $ 49,367
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments U.S. Small Cap Equity ETF 9
Statement of Assets and Liabilities — March 31, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 45,585
Investments, at fair value(>) ........................................................................................................................................................
49,367
Receivables:
Dividends and interest ...................................................................................................................................................... 32
Total assets ...............................................................................................................................................................
49,399
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 27
Total liabilities ...........................................................................................................................................................
27
Net Assets ...............................................................................................................................................................
$ 49,372
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 5,638
Shares of beneficial interest .........................................................................................................................................................
15
Additional paid-in capital ............................................................................................................................................................
43,719
Net Assets ...............................................................................................................................................................
$ 49,372
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 64
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 31.98
Net assets ............................................................................................................................................................................. $ 49,371,993
Shares outstanding ($.01 par value) ..................................................................................................................................... 1,544,000
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
See accompanying notes which are an integral part of the financial statements.
10 Russell Investments U.S. Small Cap Equity ETF
Statement of Operations — For the Period Ended March 31, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 307
Dividend distributions from affiliated funds .................................................................................................................... 2
Total investment income ..............................................................................................................................................................
309
Expenses
Advisory fees ................................................................................................................................................................... 156
Expenses before reductions .............................................................................................................................................. 156
Expense reductions .......................................................................................................................................................... (11)
Net expenses ................................................................................................................................................................................
145
Net investment income (loss) .......................................................................................................................................................
164
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,105)
In-kind redemptions ......................................................................................................................................................... 3,233
Net realized gain (loss) ................................................................................................................................................................
2,128
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (56)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (56)
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,072
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,236

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments U.S. Small Cap Equity ETF 11
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 164 $ 107
Net realized gain (loss) ................................................................................................................ 2,128 (198)
Net change in unrealized appreciation (depreciation) ................................................................. (56) 3,838
Net increase (decrease) in net assets from operations ....................................................................... 2,236 3,747
Distributions
To shareholders ............................................................................................................................ (168) —
Net decrease in net assets from distributions ..................................................................................... (168) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 7,390 36,167
Total Net Increase (Decrease) in Net Assets ...................................................................
9,458 39,914
Net Assets
Beginning of period ........................................................................................................................... 39,914 —
End of period ......................................................................................................................................
$ 49,372 $ 39,914
* Share transaction amounts (in thousands) for the periods ended March 31, 2026 and September 30, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Shares created 590 $ 19,103 1,414 $ 38,995
Shares redeemed (360) (11,713) (100) (2,828)
Total increase (decrease)
230 $ 7,390 1,314 $ 36,167
(1) For the period May 13, 2025 (inception date) to September 30, 2025 .

See accompanying notes which are an integral part of the financial statements.
12 Russell Investments U.S. Small Cap Equity ETF
Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
03/31/26
(£)
09/30/25
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 30.38 26.73
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.11 .12
$ Net Realized and Unrealized Gain (Loss) 1.6 1 3.53
$ Total from Investment Operations 1.72 3.65
Less distributions:
– –
$ Distributions from Net Investment Income (.12) —
$ Total Distributions (.12) —
$ Net Asset Value, End of Period 31.98 30.38
% Total Return
(ǿ)
5.67 13.64
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 49,372 39,914
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.69 .69
% Expenses, Net
(Ƃ)(ɯ)
.64 .64
% Net Investment Income
(Ƃ)(ɯ)
.72 1.10
% Portfolio Turnover Rate
(ǿ)(Ω)
59 30

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments U.S. Small Cap Equity ETF 13
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued advisory fees payable to affiliates as of March 31, 2026 were $26,855.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 157 $ 961 $ 1,054 $ — $ — $ 64 $ 2 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 45,763,255 $ 6,325,487 $ (2,722,058) $ 3,603,429

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
14 Russell Investments International Developed Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.0%
Australia - 3.9%
Aristocrat Leisure, Ltd. 8,667 271
BHP Group, Ltd. 19,217 668
BlueScope Steel, Ltd. 18,378 326
Brambles, Ltd. 24,507 382
Commonwealth Bank of Australia 5,718 662
Computershare, Ltd. 13,405 263
HUB24, Ltd. 2,313 131
National Australia Bank, Ltd. 12,158 348
Qantas Airways, Ltd. 34,264 198
Santos, Ltd. 65,065 357
Wesfarmers, Ltd. 8,351 420
Westpac Banking Corp. 18,502 504
4,530
Austria - 0.6%
Erste Group Bank AG 5,070 542
Mondi PLC 9,248 103
Raiffeisen Bank International AG 2,754 116
761
Belgium - 0.7%
Ageas SA 3,535 258
Anheuser-Busch InBev SA 5,317 367
Proximus SADP 12,406 100
UCB SA 476 142
867
Brazil - 1.1%
Ambev SA 94,775 279
Banco Bradesco SA - ADR 38,491 141
Lojas Renner SA 48,864 141
MercadoLibre, Inc.(Æ) 48 83
Telefonica Brasil SA 32,227 257
Wheaton Precious Metals Corp. 2,982 391
1,292
Canada - 9.5%
Agnico Eagle Mines, Ltd. 2,696 547
AtkinsRealis Group, Inc. 2,709 174
Bank of Montreal 3,438 466
Bank of Nova Scotia (The) 4,956 344
Barrick Mining Corp. 13,458 550
Bombardier, Inc. Class B(Æ) 1,119 198
Brookfield Corp. 7,292 295
Cameco Corp. 2,439 265
Cameco Corp. Class A 1,593 173
Canadian Imperial Bank of Commerce 4,199 398
Canadian National Railway Co. 1,820 187
Canadian Natural Resources, Ltd. 11,057 539
Canadian Pacific Kansas City, Ltd. 3,819 301
Dollarama, Inc. 2,017 248
Enbridge, Inc. 7,333 398
Fairfax Financial Holdings, Ltd. 134 228
Franco-Nevada Corp. Class T 980 243
Intact Financial Corp. 1,343 243
Kinross Gold Corp. 11,715 358
Magna International, Inc. Class A 7,612 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Manulife Financial Corp. 9,341 322
National Bank of Canada 1,640 212
Nutrien, Ltd. 2,679 202
Open Text Corp. 6,775 151
Royal Bank of Canada 4,772 771
Shopify, Inc. Class A(Æ) 6,618 785
Stantec, Inc. 2,861 247
Sun Life Financial, Inc. 4,545 285
Suncor Energy, Inc. 7,558 500
TC Energy Corp. 3,432 215
Toromont Industries, Ltd. 1,356 190
Toronto-Dominion Bank (The) 6,784 634
11,094
Chile - 0.2%
Lundin Mining Corp. 7,322 183
China - 1.4%
Alibaba Group Holding, Ltd. 32,400 492
Haier Smart Home Co., Ltd. Class H 34,400 91
Tencent Holdings, Ltd. 11,700 722
Trip.com Group, Ltd. - ADR(Æ) 5,954 296
1,601
Denmark - 1.5%
Danske Bank A/S 9,821 474
DSV A/S 1,160 275
Genmab A/S(Æ) 944 250
H Lundbeck A/S 16,024 99
Novo Nordisk A/S Class B 18,341 655
1,753
Finland - 1.3%
Konecranes Oyj 4,035 130
Nokia Oyj 85,297 670
Nordea Bank Abp 19,815 336
Wartsila Oyj Abp Class B 8,906 327
1,463
France - 9.1%
Accor SA 6,011 282
Airbus SE 2,355 438
Amundi SA(Þ) 3,485 295
Arkema SA 2,790 188
AXA SA 9,890 449
Ayvens SA(Þ) 9,156 106
BNP Paribas SA 6,428 602
Capgemini SE 1,687 196
Carrefour SA 8,135 149
Cie de Saint-Gobain SA 3,385 274
Cie Generale des Etablissements Michelin
SCA 12,473 421
Eiffage SA 1,999 303
Engie SA 14,644 469
EssilorLuxottica SA 1,177 270
Hermes International SCA 175 325
Ipsen SA 1,290 239
L'Oreal SA 1,198 484

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments International Developed Equity ETF 15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton SE 1,336 715
Orange SA 18,884 386
Publicis Groupe SA 4,246 348
Renault SA 4,381 147
Rexel SA Class H 9,927 382
Safran SA 1,963 634
Sartorius Stedim Biotech 2,011 386
Societe Generale SA 8,362 597
Teleperformance SE 3,958 230
Thales SA 852 248
TotalEnergies SE 10,298 963
Valeo SE 7,770 93
10,619
Germany - 8.3%
Allianz SE 1,258 522
AUMOVIO SE(Æ) 2,783 108
BASF SE 10,235 620
Bayer AG 8,163 372
Continental AG 5,330 367
CTS Eventim AG & Co. KGaA 3,125 179
Daimler Truck Holding AG 10,616 509
Deutsche Bank AG 6,115 178
Deutsche Boerse AG 1,906 553
Deutsche Telekom AG 17,311 639
Evonik Industries AG 17,008 329
Fresenius Medical Care AG 7,346 328
Fresenius SE & Co. KGaA 4,868 249
Heidelberg Materials AG 1,300 268
Henkel AG & Co. KGaA 1,342 96
Infineon Technologies AG 7,899 347
Mercedes-Benz Group AG 4,677 283
Merck KGaA 1,598 199
MTU Aero Engines AG 1,187 425
Rheinmetall AG 258 431
SAP SE 5,457 927
Siemens AG 2,798 665
Siemens Energy AG 3,439 565
Symrise AG 6,023 510
9,669
Greece - 0.3%
Eurobank SA 91,155 359
Hong Kong - 1.5%
AIA Group, Ltd. 67,200 727
CK Asset Holdings, Ltd. 25,500 144
Prudential PLC 38,263 526
WH Group, Ltd.(Þ) 278,000 364
1,761
India - 0.2%
HDFC Bank, Ltd. - ADR 9,112 227
Indonesia - 0.1%
Bank Central Asia Tbk PT 340,100 129
Ireland - 0.8%
Accenture PLC Class A 787 156
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AIB Group PLC 24,106 251
Bank of Ireland Group PLC 28,768 513
920
Israel - 0.7%
Bank Hapoalim BM 5,428 126
Bank Leumi Le-Israel BM 12,743 283
Elbit Systems, Ltd. 169 142
Nice, Ltd.(Æ) 2,222 245
796
Italy - 3.8%
BPER Banca SpA 19,829 255
Davide Campari-Milano NV 39,982 283
De' Longhi SpA(Æ) 4,212 146
Enel SpA 58,147 630
Eni SpA 16,038 461
FinecoBank Banca Fineco SpA(Æ) 22,896 501
Intesa Sanpaolo SpA 65,423 390
Leonardo SpA 3,203 215
Ryanair Holdings PLC - ADR 4,841 280
Saipem SpA 99,545 451
UniCredit SpA 9,746 686
Unipol Assicurazioni SpA 8,079 185
4,483
Japan - 17.7%
Advantest Corp. 4,400 564
Alfresa Holdings Corp. 6,100 97
Amada Co., Ltd. 9,600 131
Asahi Group Holdings, Ltd. 12,800 128
Asahi Kasei Corp. 23,900 227
Bridgestone Corp. 13,100 270
Chiba Bank, Ltd. (The) 15,100 190
Chugai Pharmaceutical Co., Ltd. 4,600 250
Daiichi Life Group, Inc. 22,000 197
Daiichi Sankyo Co., Ltd. 10,700 186
Daikin Industries, Ltd. 3,200 377
Denso Corp. 16,000 196
Fast Retailing Co., Ltd. 700 272
Fujikura, Ltd. 10,200 263
Fujitsu, Ltd. 6,600 132
Fukuoka Financial Group, Inc. 4,700 175
Hitachi, Ltd. 24,100 678
Honda Motor Co., Ltd. 18,900 150
Horiba, Ltd. 1,400 158
Hoya Corp. 3,300 552
Iida Group Holdings Co., Ltd. 10,200 154
Isuzu Motors, Ltd. 6,300 88
ITOCHU Corp. 27,400 341
Japan Airlines Co., Ltd. 7,900 127
Japan Post Insurance Co., Ltd. Class A 24,000 238
Kajima Corp. 2,500 93
Keyence Corp. 1,700 588
Koito Manufacturing Co., Ltd. 9,000 138
Komatsu, Ltd. 7,600 288
Kubota Corp. 20,000 310
MINEBEA MITSUMI, Inc. 12,100 193

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
16 Russell Investments International Developed Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Corp. 12,500 419
Mitsubishi Electric Corp. 10,500 330
Mitsubishi Estate Co., Ltd. 11,500 313
Mitsubishi Heavy Industries, Ltd. 10,200 271
Mitsubishi UFJ Financial Group, Inc. 39,400 645
Mitsui & Co., Ltd. 10,200 383
Mitsui Fudosan Co., Ltd. 17,600 184
Mizuho Financial Group, Inc. 11,900 456
MS&AD Insurance Group Holdings, Inc. 5,000 127
Murata Manufacturing Co., Ltd. 13,800 296
Nintendo Co., Ltd. 5,900 326
Nitto Denko Corp. 14,100 272
Obayashi Corp. 4,400 104
Obic Co., Ltd. 2,100 51
Olympus Corp. 16,100 151
Oriental Land Co., Ltd. 11,600 197
ORIX Corp. 9,800 284
Persol Holdings Co., Ltd. 85,900 125
Resona Holdings, Inc. 47,000 510
Rinnai Corp. 7,500 173
Secom Co., Ltd. 8,900 338
Shin-Etsu Chemical Co., Ltd. 10,000 394
SMC Corp. 500 189
SoftBank Corp. 95,200 127
SoftBank Group Corp. 12,500 280
Sompo Holdings, Inc. 6,700 254
Sony Group Corp. 26,200 530
Stanley Electric Co., Ltd. 10,200 184
Subaru Corp. 10,500 164
Sumitomo Corp. 5,400 197
Sumitomo Metal Mining Co., Ltd. 1,600 89
Sumitomo Mitsui Financial Group, Inc. 18,400 580
Sumitomo Mitsui Trust Group, Inc. 11,200 346
Suntory Beverage & Food, Ltd. 8,600 243
T&D Holdings, Inc. 13,300 332
Takeda Pharmaceutical Co., Ltd. 12,100 432
TDK Corp. 23,400 290
Tokio Marine Holdings, Inc. 7,700 355
Tokyo Electron, Ltd. 3,100 727
Toray Industries, Inc. 25,400 176
Toyota Motor Corp. 29,600 590
Tsuruha Holdings, Inc. 9,100 142
Unicharm Corp. 35,900 210
Yamato Holdings Co., Ltd. 10,000 110
20,647
Luxembourg - 0.5%
ArcelorMittal SA 8,846 448
RTL Group SA 4,026 170
618
Macao - 0.2%
Galaxy Entertainment Group, Ltd.(Æ) 58,000 259
Mexico - 0.1%
America Movil SAB de CV - ADR 6,838 174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Netherlands - 4.9%
ABN AMRO Bank NV(Þ) 9,390 294
Adyen NV(Æ)(Þ) 178 175
Argenx SE(Æ) 387 278
ASM International NV 318 234
ASML Holding NV 1,768 2,287
Heineken NV 1,854 142
ING Groep NV 27,520 703
Koninklijke Ahold Delhaize NV 4,047 189
Koninklijke Philips NV 13,457 363
NN Group NV 5,010 388
Randstad NV 8,717 225
Universal Music Group NV 25,445 489
5,767
Norway - 1.0%
Equinor ASA Class N 16,140 701
Norsk Hydro ASA 34,077 361
Orkla ASA 8,836 111
1,173
Poland - 0.2%
Zabka Group SA(Æ) 37,620 224
Portugal - 0.2%
EDP SA 34,572 181
Singapore - 1.0%
DBS Group Holdings, Ltd. 4,200 186
Grab Holdings, Ltd. Class A(Æ) 69,599 255
Sea, Ltd. - ADR(Æ) 4,127 342
Singapore Technologies Engineering, Ltd. 18,800 158
United Overseas Bank, Ltd. 6,400 182
1,123
South Africa - 0.3%
Anglo American PLC 4,412 186
Old Mutual, Ltd. 151,935 124
310
South Korea - 0.6%
Samsung Electronics Co., Ltd. 1,959 214
Shinhan Financial Group Co., Ltd. 4,083 234
SK Hynix, Inc. 570 300
748
Spain - 1.9%
Aena SME SA(Þ) 10,565 311
Banco Santander SA 58,151 638
Iberdrola SA 23,120 528
Industria de Diseno Textil SA 8,874 505
Mapfre SA 22,749 100
Repsol SA 4,661 133
2,215
Sweden - 2.2%
Assa Abloy AB Class B 6,561 233
Atlas Copco AB Class A 22,276 384
Atlas Copco AB Class B 12,938 198

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments International Developed Equity ETF 17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boliden AB 1,358 70
Epiroc AB Class B 5,579 118
Industrivarden AB Class A 4,869 239
Investor AB Class B 10,544 395
SKF AB Class B 10,769 255
Tele2 AB Class B 4,997 103
Telefonaktiebolaget LM Ericsson Class
B(Æ) 49,886 560
2,555
Switzerland - 3.9%
ABB, Ltd. 6,677 528
Cie Financiere Richemont SA Class A 2,593 449
Galderma Group AG 1,836 352
Julius Baer Group, Ltd. 4,557 331
Logitech International SA 2,978 270
Lonza Group AG 855 540
Partners Group Holding AG 158 167
Swatch Group AG (The) Class B 860 187
UBS Group AG 34,923 1,342
Zurich Insurance Group AG 567 398
4,564
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 5,152 1,741
Thailand - 0.1%
Kasikornbank PCL - NVDR 23,200 134
United Kingdom - 8.2%
3i Group PLC 6,472 209
AstraZeneca PLC 6,131 1,192
Barclays PLC 70,196 362
British American Tobacco PLC 14,332 829
BT Group PLC 69,933 195
CK Hutchison Holdings, Ltd. Class B 28,000 213
Compass Group PLC 16,762 463
Diploma PLC 5,236 413
HSBC Holdings PLC 74,099 1,198
ICG PLC 6,192 125
Imperial Brands PLC 5,318 215
Intertek Group PLC(Æ) 3,752 181
J Sainsbury PLC 70,645 317
Kingfisher PLC 58,540 220
National Grid PLC 12,679 213
Next PLC 1,249 209
Reckitt Benckiser Group PLC 9,711 654
RELX PLC 18,759 615
Rolls-Royce Holdings PLC 30,029 450
Standard Chartered PLC 23,647 487
Subsea 7 SA 5,789 180
Tesco PLC 41,758 261
Unilever PLC 4,904 272
Wise PLC Class A(Æ) 8,179 98
9,571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 9.5%
Aegon, Ltd. 24,403 176
AP Moller - Maersk A/S Class A 58 141
AP Moller - Maersk A/S Class B 43 107
BP PLC 89,424 718
Experian PLC 9,323 321
GSK PLC 38,583 1,054
Haleon PLC 115,325 571
Holcim AG(Æ) 2,579 209
James Hardie Industries PLC(Æ) 4,180 75
Linde PLC 994 493
Medtronic PLC 1,434 124
Nestle SA 8,559 839
Novartis AG 7,302 1,104
Roche Holding AG 3,575 1,417
Sanofi SA 7,736 740
Schneider Electric SE 4,176 1,106
Shell PLC 32,269 1,530
Spotify Technology SA(Æ) 700 339
11,064
Total Common Stocks
(cost $107,939) 115,575
Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA
2.923% (Ÿ) 2,892 222
Porsche Automobil Holding SE
6.067% (Ÿ) 4,191 150
Volkswagen AG
6.910% (Ÿ) 1,794 179
551
Total Preferred Stocks
(cost $600) 551
Short-Term Investments - 0.1%
United States - 0.1%
U.S. Cash Management Fund(@) 120,422 (∞) 120
Total Short-Term Investments
(cost $120) 120
Total Investments - 99.6%
(identified cost $108,659) 116,246
Other Assets and Liabilities,
Net - 0.4%
424
Net Assets - 100.0%
116,670

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
18 Russell Investments International Developed Equity ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.3%
ABN AMRO Bank NV 05/13/25 EUR 9,390 27.75 261
294
Adyen NV 06/25/25 EUR 178 1,614.96 287
175
Aena SME SA 05/13/25 EUR 10,565 27.18 287
311
Amundi SA 06/12/25 EUR 3,485 76.92 268
295
Ayvens SA 09/25/25 EUR 9,156 12.00 110
106
WH Group, Ltd. 05/13/25 HKD 278,000 0.98 273 364
1,545
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 4,530 $ — $ — $ — $ 4,530
Austria 761 — — — 761
Belgium 867 — — — 867
Brazil 1,292 — — — 1,292
Canada 11,094 — — — 11,094
Chile 183 — — — 183
China 1,601 — — — 1,601
Denmark 1,753 — — — 1,753
Finland 1,463 — — — 1,463
France 10,619 — — — 10,619
Germany 9,669 — — — 9,669
Greece 359 — — — 359
Hong Kong 1,761 — — — 1,761
India 227 — — — 227
Indonesia 129 — — — 129
Ireland 920 — — — 920
Israel 796 — — — 796
Italy 4,483 — — — 4,483
Japan 20,647 — — — 20,647
Luxembourg 618 — — — 618
Macao 259 — — — 259
Mexico 174 — — — 174
Netherlands 5,767 — — — 5,767
Norway 1,173 — — — 1,173
Poland 224 — — — 224
Portugal 181 — — — 181
Singapore 1,123 — — — 1,123
South Africa 310 — — — 310
South Korea 748 — — — 748
Spain 2,215 — — — 2,215
Sweden 2,555 — — — 2,555
Switzerland 4,564 — — — 4,564

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments International Developed Equity ETF 19
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Taiwan 1,741 — — — 1,741
Thailand 134 — — — 134
United Kingdom 9,571 — — — 9,571
United States 11,064 — — — 11,064
Preferred Stocks 551 — — — 551
Short-Term Investments — — — 120 120
Total Investments $ 116,126 $ — $ — $ 120 $ 116,246
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 14,340 12.3
Consumer Staples ............................................................................... 6,600 5.6
Energy ................................................................................................ 7,098 6.1
Financial Services .............................................................................. 31,677 27.1
Health Care ........................................................................................ 11,468 9.8
Materials and Processing ................................................................... 11,663 10.0
Producer Durables .............................................................................. 14,601 12.5
Technology ......................................................................................... 13,382 11.5
Utilities ............................................................................................... 4,746 4.1
Preferred Stocks
Consumer Discretionary .................................................................... 329 0.3
Consumer Staples ............................................................................... 222 0.2
Short-Term Investments .............................................................
120 0.1
Total Investments ............................................................................... 116,246 99.6

See accompanying notes which are an integral part of the financial statements.
20 Russell Investments International Developed Equity ETF
Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Fair Value of Derivative Instruments — March 31, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency exchange contracts $ 3
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments International Developed Equity ETF 21
Statement of Assets and Liabilities — March 31, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 108,659
Investments, at fair value(>) ........................................................................................................................................................
116,246
Foreign currency holdings(^) ....................................................................................................................................................... 11 2
Receivables:
Dividends and interest ...................................................................................................................................................... 370
Dividends from affiliated funds ....................................................................................................................................... 1
Foreign capital gains taxes recoverable ........................................................................................................................... 43
Total assets ...............................................................................................................................................................
116,772
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 52
Accrued fees to affiliates .................................................................................................................................................. 50
Total liabilities ...........................................................................................................................................................
102
Net Assets ...............................................................................................................................................................
$ 116,670
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 6,240
Shares of beneficial interest .........................................................................................................................................................
41
Additional paid-in capital ............................................................................................................................................................
110,389
Net Assets ...............................................................................................................................................................
$ 116,670
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 120
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 112
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 28.60
Net assets ............................................................................................................................................................................. $ 116,669,926
Shares outstanding ($.01 par value) ..................................................................................................................................... 4,080,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
See accompanying notes which are an integral part of the financial statements.
22 Russell Investments International Developed Equity ETF
Statement of Operations — For the Period Ended March 31, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,226
Dividend distributions from affiliated funds .................................................................................................................... 4
Less foreign taxes withheld ............................................................................................................................................. (120)
Total investment income ..............................................................................................................................................................
1,110
Expenses
Advisory fees ................................................................................................................................................................... 329
Expenses before reductions .............................................................................................................................................. 329
Expense reductions .......................................................................................................................................................... (56)
Net expenses ................................................................................................................................................................................
273
Net investment income (loss) .......................................................................................................................................................
837
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (964)
Foreign currency exchange contracts ............................................................................................................................... 3
Foreign currency-related transactions .............................................................................................................................. (7)
Net realized gain (loss) ................................................................................................................................................................
(968)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 2,660
Foreign currency-related transactions .............................................................................................................................. (2)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,658
Net realized and unrealized gain (loss) ........................................................................................................................................ 1,690
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,527

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments International Developed Equity ETF 23
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
March 31, 2026
(Unaudited)
Period Ended
Septe mber 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 837 $ 478
Net realized gain (loss) ................................................................................................................ (968) (281)
Net change in unrealized appreciation (depreciation) ................................................................. 2,658 4,928
Net increase (decrease) in net assets from operations ....................................................................... 2,527 5,125
Distributions
To shareholders ............................................................................................................................ (984) —
Net decrease in net assets from distributions ..................................................................................... (984) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 12,143 97,859
Total Net Increase (Decrease) in Net Assets ...................................................................
13,686 102,984
Net Assets
Beginning of period ........................................................................................................................... 102,984 —
End of period ......................................................................................................................................
$ 116,670 $ 102,984
* Share transaction amounts (in thousands) for the periods ended March 31, 2026 and September 30, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Shares created 400 $ 12,143 3,960 $ 105,506
Shares redeemed — — (280) (7,647)
Total increase (decrease)
400 $ 12,143 3,680 $ 97,859
(1) For the period May 13, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
24 Russell Investments International Developed Equity ETF
Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
03/31/26
(£)
09/30/25
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 27.98 25.34
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.22 .20
$ Net Realized and Unrealized Gain (Loss) .66 2.44
$ Total from Investment Operations .88 2.64
Less distributions:
– –
$ Distributions from Net Investment Income (.26) —
$ Total Distributions (.26) —
$ Net Asset Value, End of Period 28.60 27.98
% Total Return
(ǿ)
3.11 10.44
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 116,670 102,984
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.59 .59
% Expenses, Net
(Ƃ)(ɯ)
.49 .49
% Net Investment Income
(Ƃ)(ɯ)
1.50 1.94
% Portfolio Turnover Rate
(ǿ)(Ω)
24 28

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments International Developed Equity ETF 25
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued advisory fees payable to affiliates as of March 31, 2026 were $49,787.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 570 $ 3,037 $ 3,487 $ — $ — $ 120 $ 4 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 109,666,959 $ 12,131,387 $ (5,55 2 , 0 40) $ 6,579,3 47

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 Russell Investments Global Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.5%
Australia - 0.2%
Brambles, Ltd. 17,022 266
Santos, Ltd. 42,633 234
500
Austria - 0.6%
ams -OSRAM AG(Æ) 29,788 306
Erste Group Bank AG 3,019 323
Mondi PLC 26,137 292
Vienna Insurance Group AG Wiener
Versicherung Gruppe 9,511 675
1,596
Belgium - 0.3%
Ageas SA 5,466 398
Proximus SADP 59,722 483
881
Brazil - 0.7%
Ambev SA 129,299 381
Banco Bradesco SA - ADR 142,714 521
MercadoLibre , Inc.(Æ) 305 527
Telefonica Brasil SA 56,874 453
1,882
Canada - 1.1%
Barrick Mining Corp. 16,081 657
Canadian Imperial Bank of Commerce 4,235 401
Enbridge, Inc. 7,781 422
iA Financial Corp., Inc. 2,199 244
Nutrien , Ltd. 3,506 265
Royal Bank of Canada 3,452 558
Toronto-Dominion Bank (The) 4,615 431
2,978
China - 0.9%
Alibaba Group Holding, Ltd. - ADR 4,075 511
Baidu, Inc. Class A(Æ) 16,650 225
China Mengniu Dairy Co., Ltd. 110,000 241
PDD Holdings, Inc. - ADR(Æ) 2,497 255
Tencent Holdings, Ltd. 11,400 704
Trip.com Group, Ltd. - ADR(Æ) 10,995 547
2,483
Denmark - 0.9%
Demant A/S(Æ) 6,819 204
Genmab A/S(Æ) 2,433 645
H Lundbeck A/S 112,183 692
Novo Nordisk A/S Class B 27,770 992
2,533
Finland - 0.9%
Konecranes Oyj 20,826 672
Nokia Oyj 152,381 1,197
Wartsila Oyj Abp Class B 17,923 657
2,526
France - 3.5%
Accor SA 9,419 442
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airbus SE 2,675 497
Arkema SA 4,037 272
AXA SA 4,545 206
BNP Paribas SA 10,011 937
Carrefour SA 26,362 485
Cie de Saint-Gobain SA 4,005 324
Eiffage SA 4,317 655
Engie SA 13,757 441
EssilorLuxottica SA 1,815 416
Hermes International SCA 176 327
Legrand SA 3,011 458
LVMH Moet Hennessy Louis Vuitton SE 1,706 913
Orange SA 19,550 400
Renault SA 4,851 163
Societe Generale SA 9,418 672
Sodexo SA 2,591 132
TotalEnergies SE 15,632 1,462
Valeo SE 31,012 370
9,572
Germany - 2.9%
Aumovio SE(Æ) 18,004 696
BASF SE 4,942 299
Brenntag SE 6,893 456
Daimler Truck Holding AG 12,938 620
Deutsche Telekom AG 9,688 358
Evonik Industries AG 18,445 357
Fresenius Medical Care AG 3,387 151
Fresenius SE & Co. KGaA 3,986 204
Henkel AG & Co. KGaA 9,023 645
Infineon Technologies AG 15,020 660
LEG Immobilien SE 1,896 123
Rheinmetall AG 306 511
SAP SE 3,609 613
Siemens AG 2,594 617
Siemens Healthineers AG(Þ) 4,539 190
Symrise AG 11,838 1,002
Wacker Chemie AG 3,445 335
Zalando SE(Æ)(Þ) 8,846 210
8,047
Hong Kong - 1.1%
AIA Group, Ltd. 137,400 1,487
CK Asset Holdings, Ltd. 67,500 383
Prudential PLC 49,097 674
WH Group, Ltd.(Þ) 312,500 409
2,953
India - 0.3%
HDFC Bank, Ltd. - ADR 30,304 754
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 1,444,800 320
Ireland - 0.7%
Accenture PLC Class A 5,489 1,089
AIB Group PLC 38,879 405
Bank of Ireland Group PLC 22,238 397

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flutter Entertainment PLC(Æ) 1,474 150
2,041
Israel - 0.2%
Nice, Ltd.(Æ) 5,012 553
Italy - 1.1%
BPER Banca SpA 21,180 272
De' Longhi SpA 17,368 602
Eni SpA 16,794 482
Ryanair Holdings PLC - ADR 11,224 649
UniCredit SpA 7,830 551
Unipol Assicurazioni SpA 19,139 439
2,995
Japan - 5.5%
Advantest Corp. 3,200 410
Alfresa Holdings Corp. 18,200 290
Chiba Bank, Ltd. (The) 40,400 508
Daiichi Life Group, Inc. 38,100 341
Dentsu Group, Inc. 12,800 218
Hitachi, Ltd. 15,500 436
Honda Motor Co., Ltd. 54,300 430
Horiba, Ltd. 3,200 360
Hoya Corp. 4,800 803
Isuzu Motors, Ltd. 18,000 252
Japan Airlines Co., Ltd. 10,200 165
Japan Post Insurance Co., Ltd. Class A 35,500 352
Keyence Corp. 2,200 760
Koito Manufacturing Co., Ltd. 26,700 410
Kubota Corp. 35,300 547
Mitsubishi Estate Co., Ltd. 22,300 607
Mitsubishi Gas Chemical Co., Inc. 16,600 376
Mitsubishi UFJ Financial Group, Inc. 25,200 413
Mitsui Chemicals, Inc. 14,700 172
Mitsui Fudosan Co., Ltd. 22,100 231
Mizuho Financial Group, Inc. 9,600 368
Nintendo Co., Ltd. 3,400 188
ORIX Corp. 10,800 314
Resona Holdings, Inc. 41,200 447
Rinnai Corp. 10,700 247
Rohm Co., Ltd. 18,400 354
SoftBank Corp. 110,100 146
Sompo Holdings, Inc. 8,200 311
Sony Group Corp. 18,600 376
Stanley Electric Co., Ltd. 15,000 270
Subaru Corp. 15,000 235
Sumitomo Heavy Industries, Ltd. 7,400 220
Sumitomo Mitsui Financial Group, Inc. 29,200 921
Sumitomo Mitsui Trust Group, Inc. 19,900 615
T&D Holdings, Inc. 18,100 451
Taiheiyo Cement Corp. 9,400 207
Takeda Pharmaceutical Co., Ltd. 12,700 453
Toyota Motor Corp. 25,900 516
Tsuruha Holdings, Inc. 16,100 252
Yamato Holdings Co., Ltd. 17,600 193
15,165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luxembourg - 0.3%
RTL Group SA 19,131 806
Mexico - 0.1%
America Movil SAB de CV - ADR 15,889 405
Netherlands - 2.1%
ABN AMRO Bank NV(Þ) 10,079 316
Argenx SE(Æ) 670 481
ASML Holding NV 1,242 1,606
Heineken NV 7,662 587
ING Groep NV 39,558 1,011
Koninklijke Philips NV 11,308 305
NN Group NV 7,351 570
Randstad NV 9,761 252
Universal Music Group NV 38,674 743
5,871
Norway - 0.4%
Norsk Hydro ASA 79,521 842
Wallenius Wilhelmsen ASA 11,305 142
984
Singapore - 0.2%
United Overseas Bank, Ltd. 14,700 419
South Africa - 0.4%
Anglo American PLC 8,181 344
MTN Group, Ltd. 28,355 328
Old Mutual, Ltd. 392,452 320
992
South Korea - 1.6%
Hankook Tire & Technology Co., Ltd. 6,482 229
Hyundai Mobis Co., Ltd. 1,618 399
KB Financial Group, Inc. 5,687 527
KT Corp. - ADR 21,401 459
Samsung Electronics Co., Ltd. 14,132 1,543
Shinhan Financial Group Co., Ltd. 13,293 761
SK Telecom Co., Ltd. 8,373 418
4,336
Spain - 0.5%
Industria de Diseno Textil SA 19,518 1,111
Mapfre SA 65,842 290
1,401
Sweden - 0.9%
Industrivarden AB Class A 8,637 424
Investor AB Class B 11,234 420
SKF AB Class B 24,175 573
Telefonaktiebolaget LM Ericsson Class B 103,260 1,160
2,577
Switzerland - 1.3%
Adecco Group AG 17,373 413
Cie Financiere Richemont SA Class A 1,849 320
Galderma Group AG 1,938 372
Logitech International SA 6,317 572
Sonova Holding AG 2,691 602

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 Russell Investments Global Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swatch Group AG (The) Class B 2,018 438
UBS Group AG 25,472 979
3,696
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 11,846 4,003
Thailand - 0.2%
Kasikornbank PCL - NVDR 118,300 685
United Kingdom - 5.0%
AstraZeneca PLC 6,316 1,232
BAE Systems PLC 11,299 329
British American Tobacco PLC 18,185 1,052
British Land Co. PLC (The)(ö) 55,484 261
BT Group PLC 185,277 516
CK Hutchison Holdings, Ltd. Class B 53,500 407
Compass Group PLC 17,252 476
DCC PLC 5,851 359
easyJet PLC 52,385 241
HSBC Holdings PLC 71,378 1,154
International Consolidated Airlines Group
SA 72,985 338
J Sainsbury PLC 67,513 303
Kingfisher PLC 98,872 371
Land Securities Group PLC(ö) 42,621 312
Lloyds Banking Group PLC 711,721 870
NatWest Group PLC 108,851 797
Reckitt Benckiser Group PLC 5,903 398
RELX PLC 20,775 681
Standard Chartered PLC 41,607 856
Subsea 7 SA 28,189 874
Tate & Lyle PLC 33,348 160
TechnipFMC PLC 8,459 585
Unilever PLC 11,892 661
Unite Group PLC (The)(ö) 33,227 200
WPP PLC 59,145 183
13,616
United States - 62.0%
AbbVie, Inc. 3,995 869
Adobe, Inc.(Æ) 2,306 561
Advanced Micro Devices, Inc.(Æ) 4,241 863
Airbnb, Inc. Class A(Æ) 11,186 1,413
Alphabet, Inc. Class A 11,647 3,349
Alphabet, Inc. Class C 28,168 8,080
Amazon.com, Inc.(Æ) 36,438 7,589
American Express Co. 2,261 684
American Tower Corp.(ö) 3,565 615
Amgen, Inc. 971 342
AP Moller - Maersk A/S Class A 212 516
API Group Corp.(Æ) 6,565 266
Apple, Inc. 43,416 11,019
Applied Materials, Inc. 7,953 2,718
Arista Networks, Inc.(Æ) 4,675 574
Armstrong World Industries, Inc. 1,706 281
Autodesk, Inc.(Æ) 1,237 296
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Axon Enterprise, Inc.(Æ) 803 341
Baker Hughes Co. 22,075 1,348
Bank of America Corp. 37,359 1,821
Berkshire Hathaway, Inc. Class B(Æ) 3,301 1,582
Blackstone, Inc. Class A 3,757 432
Boeing Co. (The)(Æ) 2,001 398
Booking Holdings, Inc. 259 1,090
BP PLC 116,564 935
Bristol-Myers Squibb Co. 12,633 766
Broadcom, Inc. 14,307 4,428
Capital One Financial Corp. 6,902 1,259
Cardinal Health, Inc. 2,583 546
Charles Schwab Corp. (The) 18,587 1,747
Chevron Corp. 5,485 1,135
Chipotle Mexican Grill, Inc. Class A(Æ) 22,482 720
Church & Dwight Co., Inc. 11,561 1,079
Cigna Group (The) 4,507 1,202
Cintas Corp. 1,798 304
Citigroup, Inc. 8,631 979
Cloudflare , Inc. Class A(Æ) 1,489 307
CME Group, Inc. Class A 5,849 1,728
Coca-Cola Consolidated, Inc. 1,693 325
Colgate-Palmolive Co. 3,329 284
Costco Wholesale Corp. 1,181 1,177
Danaher Corp. 4,937 936
Deckers Outdoor Corp.(Æ) 3,897 390
Delta Air Lines, Inc. 11,373 756
Dexcom , Inc.(Æ) 12,786 803
Dollar General Corp. 1,992 237
DoorDash , Inc. Class A(Æ) 2,214 332
EchoStar Corp. Class A(Æ) 2,213 259
Edison International 10,340 757
Edwards Lifesciences Corp.(Æ) 6,068 486
Elevance Health, Inc. 3,086 903
Eli Lilly & Co. 2,415 2,221
EMCOR Group, Inc. 569 420
Equifax, Inc. 4,420 796
Exxon Mobil Corp. 10,015 1,699
Fox Corp. Class B 13,353 709
General Dynamics Corp. 2,993 1,027
General Electric Co. 3,298 936
General Motors Co. 9,876 736
Gilead Sciences, Inc. 5,316 741
Goldman Sachs Group, Inc. (The) 1,313 1,111
GSK PLC 40,756 1,113
Haleon PLC 298,084 1,475
HCA Healthcare, Inc. 4,118 1,949
Home Depot, Inc. (The) 2,835 932
Howmet Aerospace, Inc. 1,994 460
IDEXX Laboratories, Inc.(Æ) 421 237
Insulet Corp.(Æ) 828 174
Intuit, Inc. 1,582 684
Intuitive Surgical, Inc.(Æ) 1,773 817
Johnson & Johnson 6,840 1,672
JPMorgan Chase & Co. 7,340 2,159
Lam Research Corp. 4,318 923
Las Vegas Sands Corp. 3,875 209

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 29
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Linde PLC 4,591 2,276
Lockheed Martin Corp. 1,477 893
MasTec , Inc.(Æ) 1,523 490
Mastercard , Inc. Class A 5,041 2,519
Merck & Co., Inc. 9,867 1,187
Meta Platforms, Inc. Class A 9,247 5,290
MetLife, Inc. 6,963 492
Micron Technology, Inc. 2,531 855
Microsoft Corp. 20,642 7,641
Monster Beverage Corp.(Æ) 6,582 477
Morgan Stanley 2,521 415
Nestle SA 5,068 497
Netflix, Inc. Class B(Æ) 13,149 1,264
NextEra Energy, Inc. 2,834 263
Nextpower , Inc. Class A(Æ) 4,805 579
Northrop Grumman Corp. 1,543 1,053
Novartis AG 7,530 1,138
NVIDIA Corp. 57,029 9,946
Oracle Corp. 4,443 654
Palantir Technologies, Inc. Class A(Æ) 6,522 954
Parker-Hannifin Corp. 797 714
PepsiCo, Inc. 5,241 814
PG&E Corp. 38,370 674
Philip Morris International, Inc. 6,431 1,063
Procter & Gamble Co. (The) 7,304 1,055
Progressive Corp. (The) 2,411 478
ROBLOX Corp. Class A(Æ) 3,737 211
Roche Holding AG 4,792 1,894
Ross Stores, Inc. 1,363 295
RTX Corp. 6,730 1,298
Salesforce, Inc. 5,251 980
Sanofi SA 8,629 825
Schneider Electric SE 6,389 1,692
Seagate Technology Holdings PLC 5,423 2,125
Shell PLC 34,685 1,645
Smithfield Foods, Inc. 22,019 616
Snowflake, Inc. Class A(Æ) 2,048 309
Spotify Technology SA(Æ) 503 244
Starbucks Corp. 8,106 726
Synopsys, Inc.(Æ) 2,158 856
Take-Two Interactive Software, Inc.(Æ) 1,707 337
Tesla, Inc.(Æ) 5,493 2,042
TJX Cos., Inc. (The) 5,988 956
T-Mobile US, Inc. 3,170 666
TransDigm Group, Inc. 1,133 1,313
Tyson Foods, Inc. Class A 4,276 274
Uber Technologies, Inc.(Æ) 16,824 1,210
Ulta Beauty, Inc.(Æ) 1,026 536
United Airlines Holdings, Inc.(Æ) 5,475 504
UnitedHealth Group, Inc. 6,550 1,772
Valero Energy Corp. 1,204 297
Vertex Pharmaceuticals, Inc.(Æ) 2,448 1,093
Vertiv Holdings Co. Class A 5,155 1,292
Viking Holdings, Ltd.(Æ) 5,786 425
Visa, Inc. Class A 4,696 1,419
Walmart, Inc. 9,334 1,160
Waste Management, Inc. 4,052 931
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wells Fargo & Co. 9,576 762
Welltower , Inc.(ö) 5,168 1,022
170,435
Total Common Stocks
(cost $252,391) 268,005
Preferred Stocks - 0.3%
Germany - 0.3%
Henkel AG & Co. KGaA
2.923% (Ÿ) 8,637 662
Volkswagen AG
6.910% (Ÿ) 1,688 168
830
Total Preferred Stocks
(cost $923) 830
Short-Term Investments - 0.9%
United States - 0.9%
U.S. Cash Management Fund(@) 2,548,456 (∞) 2,548
Total Short-Term Investments
(cost $2,548) 2,548
Total Investments - 98.7%
(identified cost $255,862) 271,383
Other Assets and Liabilities,
Net - 1.3%
3,626
Net Assets - 100.0%
275,009

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 Russell Investments Global Equity ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.4%
ABN AM RO Bank NV 06/11/25 EUR 10,079 27.14 274
316
Siemens Healthineers AG 02/24/26 EUR 4,539 49.33 224
190
WH Group, Ltd. 05/29/25 HKD 312,500 0.99 310
409
Zalando SE 02/24/26 EUR 8,846 24.03 213 210
1,125
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 15 USD 1,884 06/26
12
S&P 500 E-Mini Index Futures 50 USD 16,427 06/26
(463)
S&P/TSX 60 Index Futures 4 CAD 1,526 06/26 9
Short Positions
CAC40 Euro Index Futures 35 EUR 2,739 04/26
68
DAX Index Futures 4 EUR 2,284 06/26
106
EURO STOXX 50 Index Futures 28 EUR 1,538 06/26
68
FTSE 100 Index Futures 33 GBP 3,366 06/26
91
FTSE/MIB Index Futures 4 EUR 871 06/26
(2)
Hang Seng Index Futures 4 HKD 4,951 04/26
8
IBEX 35 Index Futures 6 EUR 1,018 04/26
16
MSCI Emerging Markets Index Futures 13 USD 945 06/26
35
MSCI Singapore Index Futures 18 SGD 786 04/26
(1)
OMXS30 Index Futures 25 SEK 7,300 04/26 19
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (34)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 693 AUD 970 06/17/26 (25)
Bank of America USD 516 JPY 81,160 06/17/26 (1)
Bank of America CHF 826 USD 1,070 06/17/26 28
Bank of America DKK 2,800 USD 437 06/17/26 2
Bank of America EUR 2,512 USD 2,918 06/17/26 5
Bank of America EUR 2,512 USD 2,924 06/17/26 10
Bank of America GBP 950 USD 1,274 06/17/26 17
Citigroup USD 693 AUD 970 06/17/26 (24)
Citigroup USD 516 JPY 81,160 06/17/26 (1)
Citigroup CHF 826 USD 1,070 06/17/26 28
Citigroup DKK 2,800 USD 436 06/17/26 1
Citigroup GBP 950 USD 1,274 06/17/26 17
Goldman Sachs USD 693 AUD 970 06/17/26 (24)
Goldman Sachs USD 516 JPY 81,160 06/17/26 (2)

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 31
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Goldman Sachs CHF 826 USD 1,070 06/17/26 29
Goldman Sachs DKK 2,800 USD 437 06/17/26 2
Goldman Sachs EUR 2,512 USD 2,923 06/17/26 9
Goldman Sachs GBP 950 USD 1,274 06/17/26 17
Standard Chartered USD 693 AUD 970 06/17/26 (25)
Standard Chartered USD 516 JPY 81,160 06/17/26 (1)
Standard Chartered CHF 826 USD 1,070 06/17/26 29
Standard Chartered DKK 2,800 USD 437 06/17/26 2
Standard Chartered EUR 2,512 USD 2,923 06/17/26 9
Standard Chartered GBP 950 USD 1,273 06/17/26 16
State Street USD 693 AUD 970 06/17/26 (25)
State Street USD 515 JPY 81,160 06/17/26 —
State Street CHF 826 USD 1,070 06/17/26 29
State Street DKK 2,800 USD 436 06/17/26 1
State Street EUR 2,512 USD 2,920 06/17/26 6
State Street GBP 950 USD 1,274 06/17/26 17
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 146
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 500 $ — $ — $ — $ 500
Austria 1,596 — — — 1,596
Belgium 881 — — — 881
Brazil 1,882 — — — 1,882
Canada 2,978 — — — 2,978
China 2,483 — — — 2,483
Denmark 2,533 — — — 2,533
Finland 2,526 — — — 2,526
France 9,572 — — — 9,572
Germany 8,047 — — — 8,047
Hong Kong 2,953 — — — 2,953
India 754 — — — 754
Indonesia 320 — — — 320
Ireland 2,041 — — — 2,041
Israel 553 — — — 553
Italy 2,995 — — — 2,995
Japan 15,165 — — — 15,165
Luxembourg 806 — — — 806
Mexico 405 — — — 405
Netherlands 5,871 — — — 5,871
Norway 984 — — — 984

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 Russell Investments Global Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Singapore 419 — — — 419
South Africa 992 — — — 992
South Korea 4,336 — — — 4,336
Spain 1,401 — — — 1,401
Sweden 2,577 — — — 2,577
Switzerland 3,696 — — — 3,696
Taiwan 4,003 — — — 4,003
Thailand 685 — — — 685
United Kingdom 13,616 — — — 13,616
United States 170,435 — — — 170,435
Preferred Stocks 830 — — — 830
Short-Term Investments — — — 2,548 2,548
Total Investments 268,835 — — 2,548 271,383
Other Financial Instruments
Assets
Futures Contracts 432 — — — 432
Foreign Currency Exchange Contracts — 274 — — 274
Liabilities
Futures Contracts (466) — — — (466)
Foreign Currency Exchange Contracts — (128) — — (128)
Total Other Financial Instruments
*
$ (34) $ 146 $ — $ — $ 112
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 34,467 12.5
Consumer Staples ............................................................................... 13,482 4.9
Energy ................................................................................................ 12,748 4.6
Financial Services .............................................................................. 51,311 18.7
Health Care ........................................................................................ 30,917 11.3
Materials and Processing ................................................................... 10,558 3.8
Producer Durables .............................................................................. 22,967 8.4
Technology ......................................................................................... 85,319 31.0

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 33
Utilities ............................................................................................... 6,236 2.3
Preferred Stocks
Consumer Discretionary .................................................................... 168 0.1
Consumer Staples ............................................................................... 662 0.2
Short-Term Investments .............................................................
2,548 0.9
Total Investments ............................................................................... 271,383 98.7

See accompanying notes which are an integral part of the financial statements.
34 Russell Investments Global Equity ETF
Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Fair Value of Derivative Instruments — March 31, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 274
Variation margin on futures contracts* 432 —
Total
$ 432 $ 274
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 466 $ —
Unrealized depreciation on foreign currency exchange contracts — 128
Total
$ 466 $ 128
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (800) $ —
Foreign currency exchange contracts — 435
Total
$ (800) $ 435
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (24) $ —
Foreign currency exchange contracts — 156
Total
$ (24) $ 156
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Balance Sheet Offsetting of Financial and Derivative Instruments —
March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 35
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 274 $ — $ 274
Total Financial and Derivative Assets
274 — 274
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 274 $ — $ 274
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 62 $ 26 $ — $ 36
Citigroup
47 25 — 22
Goldman Sachs
57 26 — 31
Standard Chartered
56 26 — 30
State Street
52 25 — 27
Total
$ 274 $ 128 $ — $ 146

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
36 Russell Investments Global Equity ETF
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 128 $ — $ 128
Total Financial and Derivative Liabilities
128 — 128
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 128 $ — $ 128
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 26 $ 26 $ — $ —
Citigroup 25 25 — —
Goldman Sachs 26 26 — —
Standard Chartered 26 26 — —
State Street 25 25 — —
Total
$ 128 $ 128 $ — $ —
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 37
Statement of Assets and Liabilities — March 31, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 255,862
Investments, at fair value(>) ........................................................................................................................................................
271,383
Foreign currency holdings(^) ....................................................................................................................................................... 112
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 274
Receivables:
Dividends and interest ...................................................................................................................................................... 449
Dividends from affiliated funds ....................................................................................................................................... 8
Fund shares sold ............................................................................................................................................................... 714
Foreign capital gains taxes recoverable ........................................................................................................................... 78
From broker(a) ................................................................................................................................................................. 2,945
Total assets ...............................................................................................................................................................
275,963
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 678
Accrued fees to affiliates .................................................................................................................................................. 115
Variation margin on futures contracts .............................................................................................................................. 33
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 128
Total liabilities ...........................................................................................................................................................
954
Net Assets ...............................................................................................................................................................
$ 275,009
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 17,014
Shares of beneficial interest .........................................................................................................................................................
96
Additional paid-in capital ............................................................................................................................................................
257,899
Net Assets ...............................................................................................................................................................
$ 275,009
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 2,548
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 112
(a)     Receivable from Broker for Futures ................................................................................................................................... $ 2,945
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ....................................................................................................................................................... $ 28.57
Net assets ............................................................................................................................................................................. $ 275,009,453
Shares outstanding ($.01 par value) ..................................................................................................................................... 9,625,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
See accompanying notes which are an integral part of the financial statements.
38 Russell Investments Global Equity ETF
Statement of Operations — For the Period Ended March 31, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,999
Dividend distributions from affiliated funds .................................................................................................................... 45
Interest .............................................................................................................................................................................. 24
Less foreign taxes withheld ............................................................................................................................................. (127)
Total investment income ..............................................................................................................................................................
1,941
Expenses
Advisory fees ................................................................................................................................................................... 766
Expenses before reductions .............................................................................................................................................. 766
Expense reductions .......................................................................................................................................................... (130)
Net expenses ................................................................................................................................................................................
636
Net investment income (loss) .......................................................................................................................................................
1,305
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,482)
Futures contracts .............................................................................................................................................................. (800)
Foreign currency exchange contracts ............................................................................................................................... 435
Foreign currency-related transactions .............................................................................................................................. (23)
In-kind redemptions ......................................................................................................................................................... 3,598
Net realized gain (loss) ................................................................................................................................................................
1,728
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (2,222)
Futures contracts .............................................................................................................................................................. (24)
Foreign currency exchange contracts ............................................................................................................................... 156
Foreign currency-related transactions .............................................................................................................................. 7
Net change in unrealized appreciation (depreciation) ................................................................................................................. (2,083)
Net realized and unrealized gain (loss) ........................................................................................................................................ (355)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 950

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 39
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 1,305 $ 738
Net realized gain (loss) ................................................................................................................ 1,728 (195)
Net change in unrealized appreciation (depreciation) ................................................................. (2,083) 17,726
Net increase (decrease) in net assets from operations ....................................................................... 950 18,269
Distributions
To shareholders ............................................................................................................................ (1,645) —
Net decrease in net assets from distributions ..................................................................................... (1,645) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 44,957 212,478
Total Net Increase (Decrease) in Net Assets ...................................................................
44,262 230,747
Net Assets
Beginning of period ........................................................................................................................... 230,747 —
End of period ......................................................................................................................................
$ 275,009 $ 230,747
* Share transaction amounts (in thousands) for the periods ended March 31, 2026 and September 30, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Shares created 1,975 $ 58,811 8,350 $ 219,275
Shares redeemed (450) (13,854) (250) (6,797)
Total increase (decrease)
1,525 $ 44,957 8,100 $ 212,478
(1) For the period May 29, 2025 (inception date) to September 30, 2025 .

See accompanying notes which are an integral part of the financial statements.
40 Russell Investments Global Equity ETF
Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
03/31/26
(£)
09/30/25
(ƣ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 28.49 25.37
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ)(ƥ)
.15 .12
$ Net Realized and Unrealized Gain (Loss) .12 3.00
$ Total from Investment Operations .27 3.12
Less distributions:
– –
$ Distributions from Net Investment Income (.19) —
$ Total Distributions (.19) —
$ Net Asset Value, End of Period 28.57 28.49
% Total Return
(ǿ)
.95 12.27
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 275,009 230,747
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.59 .59
% Expenses, Net
(Ƃ)(ɯ)
.49 .49
% Net Investment Income
(Ƃ)(ɯ)
1.01 1.34
% Portfolio Turnover Rate
(ǿ)(Ω)
30 24

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Equity ETF 41
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 257,120,609
$ 28,849,239
$ (14,475,091)
$ 14,374,148
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued advisory fees payable to affiliates as of March 31, 2026 were $115,032.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,713 $ 13,370 $ 13,535 $ — $ — $ 2,548 $ 45 $ —

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.2%
Austria - 0.2%
Erste Group Bank AG 1,187 127
Brazil - 8.2%
Allos SA 17,525 103
Ambev SA - ADR 97,375 284
Axia Energia - ADR 21,929 247
Axia Energia - ADR(Æ) 6,100 67
B3 SA - Brasil Bolsa Balcao 103,755 369
Banco Bradesco SA 11,285 36
Banco Bradesco SA - ADR 67,169 245
Banco BTG Pactual SA 13,829 150
Banco do Brasil SA 55,003 244
C&A Modas SA 9,173 21
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp - ADR 6,751 206
Cia Energetica de Minas Gerais - ADR 139,050 332
Cosan SA - ADR(Æ) 22,383 92
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 17,245 91
Embraer SA - ADR 4,429 263
Hypera SA 29,597 133
Itau Unibanco Holding SA - ADR 40,035 336
Localiza Rent a Car SA 21,766 197
Lojas Renner SA 70,623 204
LWSA SA(Þ) 129,642 95
Magazine Luiza SA 65,880 112
MercadoLibre, Inc.(Æ) 134 232
NU Holdings, Ltd. Class A(Æ) 36,121 519
Petroleo Brasileiro SA - Petrobras - ADR 29,888 586
Raia Drogasil SA 42,995 195
Rede D'Or Sao Luiz SA(Þ) 11,610 87
TIM SA - ADR 7,937 210
TOTVS SA 12,533 85
Vale SA Class B - ADR 33,114 527
WEG SA 20,194 199
XP, Inc. Class A 5,467 104
6,571
Canada - 0.6%
Barrick Mining Corp. 5,573 227
Parex Resources, Inc. 12,935 254
481
China - 24.5%
AAC Technologies Holdings, Inc. 16,000 68
Agricultural Bank of China, Ltd. Class A 44,800 43
Akeso, Inc. Class B(Æ)(Þ) 7,000 116
Alibaba Group Holding, Ltd. - ADR 13,992 1,755
Aluminum Corp. of China, Ltd. Class A 118,800 196
Aluminum Corp. of China, Ltd. Class H 118,000 169
Anta Sports Products, Ltd. 23,400 226
Atour Lifestyle Holdings, Ltd. - ADR 3,008 111
Baidu, Inc. - ADR(Æ) 3,769 420
Bank of China, Ltd. Class H 381,000 242
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 74,200 164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bilibili, Inc. Class Z(Æ) 4,720 103
Budweiser Brewing Co. APAC, Ltd.(Þ) 81,500 75
BYD Co., Ltd. Class H 19,500 263
China Construction Bank Corp. Class H 574,000 614
China CSSC Holdings, Ltd. Class A 8,900 40
China Galaxy Securities Co., Ltd. Class H 47,000 47
China International Capital Corp., Ltd.
Class H(Þ) 74,400 163
China Life Insurance Co., Ltd. Class H 16,000 50
China Mengniu Dairy Co., Ltd. 149,000 327
China Merchants Bank Co., Ltd. Class H 65,000 409
China Overseas Land & Investment, Ltd. 121,000 178
China Pacific Insurance Group Co., Ltd.
Class H 24,800 101
China Petroleum & Chemical Corp.
Class H 72,000 41
China Resources Land, Ltd. 46,000 168
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 52,000 45
CITIC Securities Co., Ltd. Class H 18,500 56
City Development Environment Co., Ltd.
Class A 7,700 15
CMOC Group, Ltd. Class A 14,800 37
Consun Pharmaceutical Group, Ltd. 45,000 96
Contemporary Amperex Technology Co.,
Ltd. Class A 6,000 349
Contemporary Amperex Technology Co.,
Ltd. Class H 2,647 207
DiDi Global, Inc. - ADR(Æ) 25,801 106
Dongyue Group, Ltd. 49,000 68
Eastroc Beverage Group Co., Ltd. Class A 2,205 66
Eoptolink Technology Inc., Ltd. Class A 1,800 115
Fujian Star-net Communication Co., Ltd.
Class A 22,000 81
Full Truck Alliance Co., Ltd. - ADR 11,549 96
Fuyao Glass Industry Group Co., Ltd.
Class H(Þ) 6,800 51
GDS Holdings, Ltd. Class A(Æ) 2,700 13
Geely Automobile Holdings, Ltd. 42,000 112
GF Securities Co., Ltd. Class A 14,700 38
Great Wall Motor Co., Ltd. Class H 98,000 154
Guizhou Qianyuan Power Co, Ltd. Class
A 24,700 67
Guoquan Food (Shanghai) Co., Ltd.
Class H 98,000 53
Guosen Securities Co., Ltd. Class A 54,000 88
Guotai Haitong Securities Co., Ltd. Class
H(Þ) 20,600 35
Guoyuan Securities Co., Ltd. Class A 42,690 47
H World Group, Ltd. - ADR 3,706 186
Haier Smart Home Co., Ltd. Class H 93,400 247
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 12,000 54
Henan Pinggao Electric Co., Ltd. Class A 6,500 19
Huaming Power Equipment Co., Ltd.
Class A 29,300 115
Huatai Securities Co., Ltd. Class A 17,100 44

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Emerging Markets Equity ETF 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Huatai Securities Co., Ltd. Class H(Þ) 29,400 56
Industrial & Commercial Bank of China,
Ltd. Class H 384,000 336
Innovent Biologics, Inc.(Æ)(Þ) 15,500 168
iQIYI, Inc. - ADR(Æ) 86,550 117
JD Health International, Inc.(Æ)(Þ) 12,400 74
JD.com, Inc. - ADR 10,793 319
Jinduicheng Molybdenum Co., Ltd. Class
A 9,800 26
Kanzhun, Ltd. - ADR 1,030 14
Laopu Gold Co., Ltd. Class H 600 48
Li Ning Co., Ltd. 64,500 176
Longfor Group Holdings, Ltd.(Þ) 94,500 91
Meituan Class B(Æ)(Þ) 20,300 215
NetEase, Inc. - ADR 2,597 291
Ningbo Jintian Copper Group Co., Ltd.
Class A 11,417 17
PDD Holdings, Inc. - ADR(Æ) 3,955 404
PICC Property & Casualty Co., Ltd.
Class H 84,000 153
Ping An Insurance Group Co. of China,
Ltd. Class H 81,000 614
Pop Mart International Group, Ltd.(Þ) 9,800 180
Qinghai Salt Lake Industry Co., Ltd.
Class A(Æ) 9,300 50
SAIC Motor Corp., Ltd. Class A 39,900 84
Sany Heavy Industry Co., Ltd. Class
H(Æ) 18,581 50
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 188,400 90
Shenwan Hongyuan Group Co., Ltd.
Class A 83,800 57
Shenzhou International Group Holdings,
Ltd. 32,100 192
Sieyuan Electric Co., Ltd. Class A 3,700 108
Sino Biopharmaceutical, Ltd. 224,000 168
Sinopec Engineering Group Co., Ltd.
Class H 107,000 80
Sunny Optical Technology Group Co.,
Ltd. 17,400 119
SY Holdings Group, Ltd.(Þ) 54,000 63
Tencent Holdings, Ltd. 47,800 2,950
Trip.com Group, Ltd. - ADR(Æ) 3,558 177
Vipshop Holdings, Ltd. - ADR 6,464 102
Weichai Power Co., Ltd. Class H 104,000 362
Western Mining Co., Ltd. Class A 19,400 70
Wilmar International, Ltd. 70,500 211
WuXi AppTec Co., Ltd. Class A 3,000 43
WuXi AppTec Co., Ltd. Class H(Þ) 14,400 216
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 32,000 135
Xiaomi Corp. Class B(Æ)(Þ) 114,800 465
Xinxing Ductile Iron Pipes Co., Ltd.
Class A 32,100 21
Xinyi Glass Holdings, Ltd. 117,000 146
Yum China Holdings, Inc. 817 40
Yunnan Tin Co., Ltd. Class A 6,000 27
Yutong Bus Co., Ltd. Class A 7,000 36
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhaojin Mining Industry Co., Ltd. Class
H 15,500 63
Zhejiang China Commodities City Group
Co., Ltd. Class A 19,300 36
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 15,400 92
Zhejiang Longsheng Group Co., Ltd.
Class A 37,000 70
Zhejiang NHU Co., Ltd. Class A 32,400 162
Zhongsheng Group Holdings, Ltd. 73,000 77
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 6,200 29
Zijin Mining Group Co., Ltd. Class A 33,200 157
Zijin Mining Group Co., Ltd. Class H 94,000 412
ZTO Express Cayman, Inc. - ADR 16,026 403
19,611
Colombia - 0.2%
Grupo Cibest SA - ADR 1,913 139
Greece - 0.7%
Alpha Bank SA 46,502 170
Eurobank SA 17,745 70
National Bank of Greece SA 13,986 214
Piraeus Bank SA(Æ) 10,116 82
Public Power Corp. SA 2,550 53
589
Hong Kong - 1.3%
AIA Group, Ltd. 29,400 318
ASMPT, Ltd. 11,600 147
Hong Kong Exchanges & Clearing, Ltd. 2,800 139
WH Group, Ltd.(Þ) 273,000 357
Zijin Gold International Co., Ltd.(Æ) 3,659 81
1,042
Hungary - 0.5%
OTP Bank Nyrt. 3,971 423
India - 10.0%
Adani Ports and Special Economic Zone,
Ltd. 5,906 82
Amber Enterprises India, Ltd.(Æ) 1,436 99
APL Apollo Tubes, Ltd. 1,996 41
Apollo Hospitals Enterprise, Ltd. 2,201 172
Axis Bank, Ltd. 19,515 239
Bajaj Finance, Ltd. 45,180 382
Bank of Baroda 34,560 90
Bharat Electronics, Ltd. 89,950 380
Bharat Petroleum Corp., Ltd. 35,049 104
Bharti Airtel, Ltd. 33,698 633
BSE, Ltd. 3,387 96
Canara Bank 41,477 54
DLF, Ltd. 16,677 89
Eicher Motors, Ltd. 659 46
Eternal, Ltd.(Æ) 53,676 130
GE Vernova T&D India, Ltd. 1,021 39
GMR Airports, Ltd.(Æ) 81,324 73
HCL Technologies, Ltd. 12,602 178

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HDFC Asset Management Co., Ltd.(Þ) 3,910 91
HDFC Bank, Ltd. 99,866 770
HDFC Life Insurance Co., Ltd.(Þ) 24,573 153
Hero MotoCorp, Ltd. 2,175 116
Hindalco Industries, Ltd. 2,975 28
Hindustan Aeronautics, Ltd.(Þ) 2,808 103
Hindustan Petroleum Corp., Ltd. 19,255 68
Hindustan Zinc, Ltd. 8,251 44
ICICI Bank, Ltd. - ADR 15,298 396
Indian Hotels Co., Ltd. (The) 14,154 85
Indian Oil Corp., Ltd. 54,990 79
Infosys, Ltd. - ADR 15,179 205
LIC Housing Finance, Ltd. 1,539 8
Lupin, Ltd. 5,346 130
Mahindra & Mahindra, Ltd. 8,927 278
Marico, Ltd. 5,798 45
National Aluminium Co., Ltd. 40,803 166
Oil & Natural Gas Corp., Ltd. 24,766 74
Paradeep Phosphates, Ltd.(Þ) 49,701 56
Petronet LNG, Ltd. 43,168 113
Phoenix Mills, Ltd. (The) 9,126 145
Power Finance Corp., Ltd. 17,995 72
REC, Ltd. 39,476 127
Reliance Industries, Ltd. 30,673 435
SBI Life Insurance Co., Ltd.(Þ) 2,657 50
Shriram Finance, Ltd. 20,703 190
State Bank of India 10,240 106
Sun Pharmaceutical Industries, Ltd. 8,769 162
Tata Motors Passenger Vehicles, Ltd. 22,161 69
Tata Motors, Ltd.(Æ) 4,923 21
Titan Co., Ltd. 4,852 202
TVS Motor Co., Ltd. 5,195 184
UPL, Ltd. 40,531 243
Vedanta, Ltd. 8,450 58
7,999
Indonesia - 1.3%
Aneka Tambang Tbk 406,700 84
Astra International Tbk PT 586,535 216
Bank Central Asia Tbk PT 573,600 218
Bank Mandiri Persero Tbk PT 752,800 209
Bank Rakyat Indonesia Persero Tbk PT 523,100 102
Telkom Indonesia Persero Tbk PT 1,021,000 184
1,013
Kazakhstan - 0.2%
Kaspi.KZ JSC - ADR 2,726 202
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 51,000 228
Malaysia - 0.4%
Public Bank Berhad 188,800 218
Sunway Construction Group Berhad 59,200 93
311
Mexico - 2.1%
America Movil SAB de CV 164,405 209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cemex SAB de CV 61,378 70
Fresnillo PLC 7,937 347
Grupo Financiero Banorte SAB de CV
Class O 31,719 352
Kimberly-Clark de Mexico SAB de CV
Class A 76,566 181
Southern Copper Corp. 875 151
Ternium SA - ADR 2,397 96
Wal-Mart de Mexico SAB de CV 87,535 284
1,690
Netherlands - 0.3%
ASML Holding NV Class G 159 210
Peru - 0.5%
Credicorp, Ltd. 1,141 387
Philippines - 0.4%
BDO Unibank, Inc. 34,200 64
International Container Terminal
Services, Inc. 19,800 224
288
Poland - 1.1%
Bank Polska Kasa Opieki SA 1,150 67
Dino Polska SA(Æ)(Þ) 13,955 126
KGHM Polska Miedz SA 1,333 96
ORLEN SA 6,593 239
Powszechna Kasa Oszczednosci Bank
Polski SA 10,162 238
Powszechny Zaklad Ubezpieczen SA 8,352 144
910
Qatar - 0.2%
Qatar National Bank QPSC 31,534 148
Saudi Arabia - 2.4%
Al Babtain Power & Telecommunication
Co. 4,827 85
Al Rajhi Bank 17,434 495
Etihad Etisalat Co. 10,298 179
Rasan Information Technology Co.(Æ) 989 36
Riyad Bank 14,712 116
Saudi Arabian Mining Co.(Æ) 6,899 119
Saudi Arabian Oil Co.(Þ) 40,188 293
Saudi Awwal Bank 18,266 181
Saudi National Bank (The) 34,880 389
1,893
Singapore - 0.2%
DBS Group Holdings, Ltd. 900 40
Grab Holdings, Ltd. Class A(Æ) 1,348 5
Sea, Ltd. - ADR(Æ) 1,808 149
194
South Africa - 3.0%
Absa Group, Ltd. 17,658 252
Anglogold Ashanti PLC 6,282 611
Bidvest Group, Ltd. 10,115 136

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Emerging Markets Equity ETF 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FirstRand, Ltd. 32,480 165
Gold Fields, Ltd. 13,446 604
Harmony Gold Mining Co., Ltd. - ADR 5,830 90
Momentum Group, Ltd. 32,787 70
MTN Group, Ltd. 6,156 71
Naspers, Ltd. Class N 4,661 238
Sibanye Stillwater, Ltd. 68,756 207
2,444
South Korea - 16.2%
Amorepacific Corp. 808 72
APR Corp. 361 79
Coupang, Inc.(Æ) 4,068 77
DB Insurance Co., Ltd. 1,311 140
Hana Financial Group, Inc. 4,488 312
Hankook Tire & Technology Co., Ltd. 5,092 180
Hanwha Aerospace Co., Ltd. 378 308
HD Hyundai Co.,Ltd. 1,517 237
HD Hyundai Electric Co., Ltd. 486 264
HD Hyundai Heavy Industries Co., Ltd. 624 189
HD Korea Shipbuilding & Offshore
Engineering Co., Ltd. 1,057 237
HL Mando Co., Ltd. 855 27
Hyundai Engineering & Construction
Co., Ltd. 567 53
Hyundai Marine & Fire Insurance Co.,
Ltd.(Æ) 3,546 70
Hyundai Mobis Co., Ltd. 866 214
Hyundai Motor Co. 1,280 372
Hyundai Rotem Co., Ltd. 1,053 116
Kakao Corp. 1,520 45
KB Financial Group, Inc. - ADR 4,698 469
Kia Corp. 1,505 143
Korea Electric Power Corp. - ADR 20,602 294
Korea Investment Holdings Co., Ltd. 167 22
KT Corp. 1,982 78
KT&G Corp. 1,523 158
LG Electronics, Inc. Class H 1,865 129
NAVER Corp. 66 9
Samsung Biologics Co., Ltd.(Æ)(Þ) 102 100
Samsung Electro-Mechanics Co., Ltd. 1,993 530
Samsung Electronics Co., Ltd. 38,049 4,154
Samsung Fire & Marine Insurance Co.,
Ltd. 434 125
Samsung Heavy Industries Co., Ltd.(Æ) 7,515 120
Samsung Securities Co., Ltd. 2,719 164
Shinhan Financial Group Co., Ltd. - ADR 7,092 435
SK Hynix, Inc. 5,303 2,794
SK Square Co., Ltd.(Æ) 104 32
S-Oil Corp.(Æ) 416 29
Woori Financial Group, Inc. - ADR 3,152 210
12,987
Taiwan - 19.4%
Accton Technology Corp. 13,000 614
AP Memory Technology Corp. 3,000 42
Arcadyan Technology Corp. 17,000 81
Asia Vital Components Co., Ltd. 4,000 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ASPEED Technology, Inc. 1,000 335
Bizlink Holding, Inc. 10,059 547
Compal Electronics, Inc. 199,000 168
Compeq Manufacturing Co., Ltd. 7,000 54
Delta Electronics, Inc. 23,000 993
E.Sun Financial Holding Co., Ltd. 152,051 151
Elite Material Co., Ltd. 3,000 244
eMemory Technology, Inc. 1,000 82
Globalwafers Co., Ltd. 12,000 158
Hiwin Technologies Corp. 20,000 143
Hon Hai Precision Industry Co., Ltd. 95,000 557
Hon Precision, Inc. 1,000 110
KGI Financial Holding Co., Ltd. 305,530 184
Largan Precision Co., Ltd. 3,000 202
Lite-On Technology Corp. 17,000 75
MediaTek, Inc. 14,000 653
Realtek Semiconductor Corp. 10,000 150
SinoPac Financial Holdings Co., Ltd. 92,000 88
Sunonwealth Electric Machine Industry
Co., Ltd. 13,482 52
Taiwan Semiconductor Manufacturing
Co., Ltd. 159,000 8,753
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 1,886 637
TS Financial Holding Co., Ltd. 147,000 106
United Microelectronics Corp. - ADR 13,401 120
Yuanta Financial Holding Co., Ltd. 24,990 35
15,583
Thailand - 2.4%
Advanced Info Service PCL - NVDR 17,400 197
Bangkok Bank PCL - NVDR 37,600 190
Charoen Pokphand Foods PCL - NVDR 194,200 123
CP ALL PCL - NVDR 116,000 160
Indorama Ventures PCL - NVDR 143,800 110
Kasikornbank PCL - NVDR 28,500 165
Kiatnakin Phatra Bank PCL - NVDR 47,300 109
PTT Exploration & Production PCL
- NVDR 23,000 113
PTT Oil & Retail Business PCL - NVDR 273,100 108
PTT PCL - NVDR 127,300 135
SCB X PCL - NVDR 37,100 162
Siam Cement PCL (The) - NVDR 16,600 104
Srisawad Corp. PCL - NVDR 195,700 132
Thai Beverage PCL 317,600 106
1,914
Turkey - 0.7%
Akbank TAS 78,590 117
Aselsan Elektronik Sanayi Ve Ticaret AS 21,694 156
BIM Birlesik Magazalar AS 7,311 113
Turkcell Iletisim Hizmetleri AS 43,288 103
Turkiye Petrol Rafinerileri AS 17,598 102
591
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC 39,473 133
Aldar Properties PJSC 56,531 120

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emaar Development PJSC 27,600 101
Emaar Properties PJSC 112,126 357
First Abu Dhabi Bank PJSC 44,193 205
Salik Co. PJSC 65,016 90
1,006
United Kingdom - 0.2%
HSBC Holdings PLC 5,097 82
Investec PLC 6,151 47
129
United States - 0.5%
BeOne Medicines, Ltd. Class H(Æ) 6,200 136
Broadcom, Inc. 95 29
Cognizant Technology Solutions Corp.
Class A 1,784 109
Freeport-McMoRan, Inc. 2,224 131
JBS NV - BDR 1,396 25
430
Total Common Stocks
(cost $68,134) 79,540
Preferred Stocks - 0.2%
India - 0.0%
TVS Motor Co., Ltd.
6.000% due 09/01/26 (Æ) 10,752 1
South Korea - 0.2%
Samsung Electronics Co., Ltd.
0.922% (Ÿ) 2,641 197
Total Preferred Stocks
(cost $254) 198
Short-Term Investments - 0.3%
United States - 0.3%
U.S. Cash Management Fund(@) 208,898 (∞) 209
Total Short-Term Investments
(cost $209) 209
Total Investments - 99.7%
(identified cost $68,597) 79,947
Other Assets and Liabilities,
Net - 0.3%
235
Net Assets - 100.0%
80,182

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Emerging Markets Equity ETF 47
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
4.7%
Akeso, Inc. 07/09/25 HKD 7,000 14.78 103
116
Budweiser Brewing Co. APAC, Ltd. 05/29/25 HKD 81,500 1.03 84
75
China International Capital Corp., Ltd. 05/29/25 HKD 74,400 2.20 164
163
Dino Polska SA 11/10/25 PLN 13,955 11.37 159
126
Fuyao Glass Industry Group Co., Ltd. 01/22/26 HKD 6,800 8.39 57
51
Guotai Haitong Securities Co., Ltd. 05/29/25 HKD 20,600 1.49 31
35
Hansoh Pharmaceutical Group Co., Ltd. 11/10/25 HKD 12,000 4.74 57
54
HDFC Asset Management Co., Ltd. 05/29/25 INR 3,910 29.29 114
91
HDFC Life Insurance Co., Ltd. 05/29/25 INR 24,573 8.31 204
153
Hindustan Aeronautics, Ltd. 05/29/25 INR 2,808 55.94 157
103
Huatai Securities Co., Ltd. 11/10/25 HKD 29,400 2.52 74
56
Innovent Biologics, Inc. 09/23/25 HKD 15,500 11.33 176
168
JD Health International, Inc. 09/23/25 HKD 12,400 7.81 97
74
Longfor Group Holdings, Ltd. 05/29/25 HKD 94,500 1.24 117
91
LWSA SA 01/22/26 BRL 129,642 0.83 108
95
Meituan 06/13/25 HKD 20,300 15.52 315
215
Paradeep Phosphates, Ltd. 09/23/25 INR 49,701 1.94 97
56
Pop Mart International Group, Ltd. 05/29/25 HKD 9,800 33.09 324
180
Rede D'Or Sao Luiz SA 11/10/25 BRL 11,610 8.62 100
87
Samsung Biologics Co., Ltd. 05/29/25 KRW 102 1,043.08 106
100
Saudi Arabian Oil Co. 05/29/25 SAR 40,188 6.63 267
293
SBI Life Insurance Co., Ltd. 03/19/26 INR 2,657 21.00 56
50
SY Holdings Group, Ltd. 03/19/26 HKD 54,000 1.30 70
63
WH Group, Ltd. 05/29/25 HKD 273,000 0.98 267
357
WuXi AppTec Co., Ltd. 05/29/25 HKD 14,400 10.94 158
216
WuXi Biologics (Cayman), Inc. 07/09/25 HKD 32,000 3.99 128
135
Xiaomi Corp. 05/29/25 HKD 114,800 6.48 744
465
Zhejiang Leapmotor Technology Co., Ltd. 09/23/25 HKD 15,400 6.89 106 92
3,760
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Austria $ 127 $ — $ — $ — $ 127
Brazil 6,571 — — — 6,571
Canada 481 — — — 481
China 19,611 — — — 19,611
Colombia 139 — — — 139
Greece 589 — — — 589
Hong Kong 1,042 — — — 1,042
Hungary 423 — — — 423
India 7,999 — — — 7,999
Indonesia 1,013 — — — 1,013
Kazakhstan 202 — — — 202
Macao 228 — — — 228
Malaysia 311 — — — 311
Mexico 1,690 — — — 1,690
Netherlands 210 — — — 210
Peru 387 — — — 387

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 Russell Investments Emerging Markets Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Philippines 288 — — — 288
Poland 910 — — — 910
Qatar 148 — — — 148
Saudi Arabia 1,893 — — — 1,893
Singapore 194 — — — 194
South Africa 2,444 — — — 2,444
South Korea 12,987 — — — 12,987
Taiwan 15,583 — — — 15,583
Thailand 1,914 — — — 1,914
Turkey 591 — — — 591
United Arab Emirates 1,006 — — — 1,006
United Kingdom 129 — — — 129
United States 430 — — — 430
Preferred Stocks 198 — — — 198
Short-Term Investments — — — 209 209
Total Investments $ 79,738 $ — $ — $ 209 $ 79,947
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 12,832 16 .0
Consumer Staples ............................................................................... 2,967 3 .7
Energy ................................................................................................ 3,585 4 .5
Financial Services .............................................................................. 19,127 23 .9
Health Care ........................................................................................ 2,169 2 .7
Materials and Processing ................................................................... 6,326 7 .9
Producer Durables .............................................................................. 4,917 6 .1
Technology ......................................................................................... 24,750 30 .9
Utilities ............................................................................................... 2,867 3 .5
Preferred Stocks
Consumer Discretionary .................................................................... 1 — *
Technology ......................................................................................... 197 0 .2
Short-Term Investments .............................................................
209 0 .3
Total Investments ............................................................................... 79,947 99 .7

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Emerging Markets Equity ETF 49
*
Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.
50 Russell Investments Emerging Markets Equity ETF
Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Fair Value of Derivative Instruments — March 31, 2026 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency exchange contracts $ (24)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments Emerging Markets Equity ETF 51
Statement of Assets and Liabilities — March 31, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 68,597
Investments, at fair value(>) ........................................................................................................................................................
79,947
Foreign currency holdings(^) ....................................................................................................................................................... 57
Receivables:
Dividends and interest ...................................................................................................................................................... 222
Dividends from affiliated funds ....................................................................................................................................... 1
Foreign capital gains taxes recoverable ........................................................................................................................... 1
Total assets ...............................................................................................................................................................
80,228
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................. 46
Total liabilities ...........................................................................................................................................................
46
Net Assets ...............................................................................................................................................................
$ 80,182
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 9,990
Shares of beneficial interest .........................................................................................................................................................
27
Additional paid-in capital ............................................................................................................................................................
70,165
Net Assets ...............................................................................................................................................................
$ 80,182
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 209
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 50
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 29.70
Net assets ............................................................................................................................................................................. $ 80,182,307
Shares outstanding ($.01 par value) ..................................................................................................................................... 2,700,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
See accompanying notes which are an integral part of the financial statements.
52 Russell Investments Emerging Markets Equity ETF
Statement of Operations — For the Period Ended March 31, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 709
Dividend distributions from affiliated funds .................................................................................................................... 5
Less foreign taxes withheld ............................................................................................................................................. (91)
Total investment income ..............................................................................................................................................................
623
Expenses
Advisory fees ................................................................................................................................................................... 304
Expenses before reductions .............................................................................................................................................. 304
Expense reductions .......................................................................................................................................................... (58)
Net expenses ................................................................................................................................................................................
246
Net investment income (loss) .......................................................................................................................................................
377
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $2) ..................................................................................................... (755)
Foreign currency exchange contracts ............................................................................................................................... (24)
Foreign currency-related transactions .............................................................................................................................. (9)
Net realized gain (loss) ................................................................................................................................................................
(788)
Net change in unrealized appreciation (depreciation) on:
Investments  (net of deferred tax liability for foreign capital gains taxes of $41) ............................................................ 4,096
Foreign currency-related transactions .............................................................................................................................. 7
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,103
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,315
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,692

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments Emerging Markets Equity ETF 53
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 377 $ 359
Net realized gain (loss) ................................................................................................................ (788) (319)
Net change in unrealized appreciation (depreciation) ................................................................. 4,103 7,250
Net increase (decrease) in net assets from operations ....................................................................... 3,692 7,290
Distributions
To shareholders ............................................................................................................................ (992) —
Net decrease in net assets from distributions ..................................................................................... (992) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 9,148 61,044
Total Net Increase (Decrease) in Net Assets ...................................................................
11,848 68,334
Net Assets
Beginning of period ........................................................................................................................... 68,334 —
End of period ......................................................................................................................................
$ 80,182 $ 68,334
* Share transaction amounts (in thousands) for the periods ended March 31, 2026 and September 30, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Shares created 300 $ 9,148 2,400 $ 61,044
Total increase (decrease)
300 $ 9,148 2,400 $ 61,044
(1) For the period May 29, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
54 Russell Investments Emerging Markets Equity ETF
Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
03/31/26
(£)
09/30/25
(ƣ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 28.47 24.39
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(Ƃ) (ƥ)
.15 .20
$ Net Realized and Unrealized Gain (Loss) 1.49 3.88
$ Total from Investment Operations 1.64 4.08
Less distributions:
– –
$ Distributions from Net Investment Income (.41) —
$ Total Distributions (.41) —
$ Net Asset Value, End of Period 29.70 28.47
% Total Return
(ǿ)
5.79 16.75
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 80,182 68,334
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.79 .79
% Expenses, Net
(Ƃ)(ɯ)
.64 .64
% Net Investment Income
(Ƃ)(ɯ)
.98 2.17
% Portfolio Turnover Rate
(ǿ)(Ω)
23 15

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments Emerging Markets Equity ETF 55
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued advisory fees payable to affiliates as of March 31, 2026 were $45,926.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital
Gains
Distributions
U.S. Cash Management Fund
$ 95 $ 5,812 $ 5,698 $ — $ — $ 209 $ 5 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 69,444,438 $ 14,346,022 $ (3,843,403) $ 10,502,619

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 Russell Investments Global Infrastructure ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.6%
Australia - 6.9%
Atlas Arteria, Ltd. 153,519 453
Cleanaway Waste Management, Ltd. 97,385 152
Qube Holdings, Ltd. 40,774 137
Transurban Group 190,417 1,841
2,583
Canada - 6.2%
Algonquin Power & Utilities Corp. 58,984 361
Canadian National Railway Co. 7,604 783
Keyera Corp. 6,657 258
TC Energy Corp. 14,757 924
2,326
Denmark - 0.8%
Orsted A/S Class A(Æ)(Þ) 12,402 299
France - 3.2%
Aeroports de Paris SA 4,781 578
Getlink SE 22,143 476
Vinci SA 978 145
1,199
Germany - 0.5%
RWE AG 2,744 183
Hong Kong - 1.1%
CLP Holdings, Ltd. 44,000 413
Italy - 0.5%
Hera SpA 38,634 177
Japan - 2.9%
Central Japan Railway Co. 11,400 293
Kansai Electric Power Co., Inc. (The) 15,700 256
Osaka Gas Co., Ltd. 7,700 310
West Japan Railway Co. 11,900 234
1,093
New Zealand - 1.1%
Auckland International Airport, Ltd. 92,989 426
Spain - 6.8%
Aena SME SA(Þ) 60,369 1,781
Cellnex Telecom SA(Þ) 24,719 792
2,573
Switzerland - 1.6%
Flughafen Zurich AG 2,015 625
United Kingdom - 4.5%
National Grid PLC 70,006 1,176
Severn Trent PLC Class H 5,414 222
United Utilities Group PLC 17,774 309
1,707
United States - 63.5%
Alliant Energy Corp. 4,903 352
Ameren Corp. 5,141 565
American Electric Power Co., Inc. 7,708 1,010
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Tower Corp.(ö) 5,919 1,021
American Water Works Co., Inc. 1,979 269
Atmos Energy Corp. 2,729 504
CenterPoint Energy, Inc. 8,179 353
Cheniere Energy, Inc. 3,402 965
Crown Castle, Inc.(ö) 8,060 655
CSX Corp. 27,766 1,140
Dominion Energy, Inc. 13,999 865
DTE Energy Co. 2,064 302
Duke Energy Corp. 10,063 1,318
Entergy Corp. 6,821 766
Equinix, Inc.(ö) 179 175
Evergy, Inc. 6,661 546
Eversource Energy 7,117 493
H2O America 2,284 134
Kinder Morgan, Inc. 14,942 501
NextEra Energy, Inc. 23,282 2,162
NiSource, Inc. 9,100 425
Norfolk Southern Corp. 1,843 529
ONEOK, Inc. 9,311 842
PG&E Corp. 44,374 780
Public Service Enterprise Group, Inc. 7,943 643
SBA Communications Corp.(ö) 4,541 782
Sempra 12,459 1,211
Targa Resources Corp. 3,139 787
Union Pacific Corp. 6,494 1,576
Venture Global, Inc. Class A 9,920 156
Waste Connections, Inc. 960 156
Williams Cos., Inc. (The) 13,673 995
Xcel Energy, Inc. 11,577 920
23,898
Total Common Stocks
(cost $34,913) 37,502
Short-Term Investments - 0.3%
United States - 0.3%
U.S. Cash Management Fund(@) 99,020 (∞) 99
Total Short-Term Investments
(cost $99) 99
Total Investments - 99.9%
(identified cost $35,012) 37,601
Other Assets and Liabilities,
Net - 0.1%
52
Net Assets - 100.0%
37,653

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Infrastructure ETF 57
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
7.6%
Aena SME SA 05/13/25 EUR 60,369 28.08 1,695
1,781
Cellnex Telecom SA 05/13/25 EUR 24,719 33.27 823
792
Orsted A/S 11/14/25 DKK 12,402 20.66 256 299
2,872
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 2,583 $ — $ — $ — $ 2,583
Canada 2,326 — — — 2,326
Denmark 299 — — — 299
France 1,199 — — — 1,199
Germany 183 — — — 183
Hong Kong 413 — — — 413
Italy 177 — — — 177
Japan 1,093 — — — 1,093
New Zealand 426 — — — 426
Spain 2,573 — — — 2,573
Switzerland 625 — — — 625
United Kingdom 1,707 — — — 1,707
United States 23,898 — — — 23,898
Short-Term Investments — — — 99 99
Total Investments $ 37,502 $ — $ — $ 99 $ 37,601
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended March 31, 2026, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of March 31, 2026, if any, were less than 1% of net assets.

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments, continued — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
58 Russell Investments Global Infrastructure ETF
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
3,410 9.1
Construction & Engineering ..............................................................
145 0.4
Data Center REITs .............................................................................
176 0.5
Electric Utilities .................................................................................
9,015 23.9
Environmental & Facilities Services .................................................
309 0.8
Gas Utilities .......................................................................................
814 2.2
Highways & Railtracks ......................................................................
2,769 7.3
Independent Power Producers & Energy Traders ..............................
183 0.5
Integrated Telecommunication Services ............................................
792 2.1
Marine Ports & Services ....................................................................
137 0.4
Multi-Utilities ....................................................................................
6,078 16.1
Oil & Gas Exploration & Production .................................................
156 0.4
Oil & Gas Storage & Transportation .................................................
5,272 14.0
Rail Transportation .............................................................................
4,555 12.1
Renewable Electricity ........................................................................
299 0.8
Telecom Tower REITs ........................................................................
2,458 6.5
Water Utilities ....................................................................................
934 2.5
Short-Term Investments .......................................................
99 0.3
Total Investments ............................................................................... 37,601 99.9

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Fair Value of Derivative Instruments — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Infrastructure ETF 59
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Foreign currency exchange contracts $ (9)
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
See accompanying notes which are an integral part of the financial statements.
60 Russell Investments Global Infrastructure ETF
Statement of Assets and Liabilities — March 31, 2026 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 35,012
Investments, at fair value(>) ........................................................................................................................................................
37,601
Foreign currency holdings(^) ....................................................................................................................................................... 6
Receivables:
Dividends and interest ...................................................................................................................................................... 73
Dividends from affiliated funds ....................................................................................................................................... 1
Total assets ...............................................................................................................................................................
37,681
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 9
Accrued fees to affiliates .................................................................................................................................................. 19
Total liabilities ...........................................................................................................................................................
28
Net Assets ...............................................................................................................................................................
$ 37,653
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 2,951
Shares of beneficial interest .........................................................................................................................................................
14
Additional paid-in capital ............................................................................................................................................................
34,688
Net Assets ...............................................................................................................................................................
$ 37,653
(>)   Investments in affiliates, U.S. Cash Management Fund ..................................................................................................... $ 99
(^)     Foreign currency holdings - cost ........................................................................................................................................ $ 6
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 27.89
Net assets ............................................................................................................................................................................. $ 37,652,857
Shares outstanding ($.01 par value) ..................................................................................................................................... 1,350,004
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Infrastructure ETF 61
Statement of Operations — For the Period Ended March 31, 2026 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 417
Dividend distributions from affiliated funds .................................................................................................................... 2
Less foreign taxes withheld ............................................................................................................................................. (13)
Total investment income ..............................................................................................................................................................
406
Expenses
Advisory fees ................................................................................................................................................................... 85
Total expenses ..............................................................................................................................................................................
85
Net investment income (loss) .......................................................................................................................................................
321
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (57)
Foreign currency exchange contracts ............................................................................................................................... (9)
Foreign currency-related transactions .............................................................................................................................. 11
In-kind redemptions ......................................................................................................................................................... 337
Net realized gain (loss) ................................................................................................................................................................
282
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 1,923
Foreign currency-related transactions .............................................................................................................................. (1)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 1,922
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,204
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,525

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
See accompanying notes which are an integral part of the financial statements.
62 Russell Investments Global Infrastructure ETF
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
March 31, 2026
(Unaudited)
Period Ended
September 30, 2025
(1)
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) ....................................................................................................... $ 321 $ 149
Net realized gain (loss) ................................................................................................................ 282 (63)
Net change in unrealized appreciation (depreciation) ................................................................. 1,922 666
Net increase (decrease) in net assets from operations ....................................................................... 2,525 752
Distributions
To shareholders ............................................................................................................................ (287) —
Net decrease in net assets from distributions ..................................................................................... (287) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ............................................................ 14,410 20,253
Total Net Increase (Decrease) in Net Assets ...................................................................
16,648 21,005
Net Assets
Beginning of period ........................................................................................................................... 21,005 —
End of period ......................................................................................................................................
$ 37,653 $ 21,005
* Share transaction amounts (in thousands) for the periods ended March 31, 2026 and September 30, 2025 were as follows:
2026 (Unaudited) 2025
(1)
Shares Dollars Shares Dollars
Shares created 710 $ 19,137 830 $ 20,761
Shares redeemed (170) (4,727) (20) (508)
Total increase (decrease)
540 $ 14,410 810 $ 20,253
(1) For the period May 13, 2025 (inception date) to September 30, 2025.

See accompanying notes which are an integral part of the financial statements.
Russell Investments Global Infrastructure ETF 63
Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
03/31/26
(£ )
09/30/25
(ſ)
Per-Share Data – –
$ Net Asset Value, Beginning of Period 25.93 24.27
Income (loss) from investment operations:
— —
$ Net Investment Income (Loss)
(ƥ)
.30 .25
$ Net Realized and Unrealized Gain (Loss) 1.91 1.41
$ Total from Investment Operations 2.21 1.66
Less distributions:
– –
$ Distributions from Net Investment Income (.25) —
$ Total Distributions (.25) —
$ Net Asset Value, End of Period 27.89 25.93
% Total Return
(ǿ)
8.61 6.87
– –
Ratios/Supplemental Data – –
$ Net Assets, End of Period (000) 37,653 21,005
Ratio to average net assets:
– –
% Expenses, Gross
(ɯ)
.59 .59
% Expenses, Net
(ɯ)
.59 .59
% Net Investment Income
(ɯ)
2.23 2.63
% Portfolio Turnover Rate
(ǿ)(Ω)
30 24

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
See accompanying notes which are an integral part of the financial statements.
64 Russell Investments Global Infrastructure ETF
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued advisory fees payable to affiliates as of March 31, 2026 were $19,042.
Transactions (amounts in thousands) during the period ended March 31, 2026 with an underlying fund which is, or was, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At March 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 58 $ 2,776 $ 2,735 $ — $ — $ 99 $ 2 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 35,125,232 $ 3,049,197 $ (573,849) $ 2,475,348

Russell Investments Exchange Traded Funds
Notes to Schedules of Investments — March 31, 2026 (Unaudited)
Notes to Schedules of Investments 65
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(ö) Real Estate Investment Trust (REIT).
(Ø) In default.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(∞) Unrounded units.
(
Š)
Value was determined using significant unobservable inputs .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
ADR - American Depositary Receipt
BDR - Brazilian Depository Receipts
NVDR - Non-Voting Depository Receipt
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
INR - Indian rupee
JPY - Japanese yen
KRW - South Korean won
PLN - Polish zloty
SAR - Saudi riyal
SGD - Singapore dollar
USD - United States dollar

Russell Investments Exchange Traded Funds
Notes to Financial Highlights — March 31, 2026 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 Notes to Financial Highlights
(£) For the period ended March 31, 2026 (Unaudited).
(ſ) For the period May 13, 2025 (inception date) to September 30, 2025.
(ƣ) For the period May 29, 2025 (inception date) to September 30, 2025.
(ǿ) The total return and portfolio turnover rate for periods less than one year are not annualized.
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(ɯ) Periods less than one year are annualized.
(Ω) Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.

Russell Investments Exchange Traded Funds
Notes to Financial Statements — March 31, 2026 (Unaudited)
Notes to Financial Statements 67
1. Organization
Russell Investments Exchange Traded Funds (the “Trust” or “RIETF”) is a series investment company with seven different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Trust is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Delaware statutory trust under an Amended and Restated
Declaration of Trust dated February 24, 2025 (as amended, the “Declaration of Trust”), and the provisions of Delaware law governing the operation of a Delaware statutory trust. The Trust offers shares of beneficial interest (“Shares”) in the Funds. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal period ended March 31, 2026.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023- 07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Russell Investments’
Executive Committee is the CODM. Each Fund is a single reporting segment since the CODM evaluates each Fund holistically. The
CODM uses total returns, Fund expense information, and share transactions data consistent with that which is presented in the Funds’
financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this “Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each
Fund’s Statement of Assets and Liabilities and Statement of Operations, respectively.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Board of Trustees (the “Board”) has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
68 Notes to Financial Statements
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American
Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts and futures contracts that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers.
Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Russell Investments U.S. Small Cap Equity ETF, Russell Investments International Developed Equity ETF, Russell Investments
Global Equity ETF and Russell Investments Global Infrastructure ETF had no transfers into or out of Level 3 for the period ended
March 31, 2026.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Notes to Financial Statements 69
The Russell Investments Emerging Markets Equity ETF had transfers out of Level 3 into Level 1 representing financials instruments for which quoted prices in an active market became observable. The amount transferred was $1,162.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy.
Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
70 Notes to Financial Statements
Federal Income Taxes
Each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of March 31, 2026, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
The Funds distribute substantially all of their net investment income and net capital gains to shareholders each year. The amount and frequency of income distributions are not guaranteed; all distributions are at the Board’s discretion. Currently, the Board intends to declare dividends from net investment income, if any, in mid-December.
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”) investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP may primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, amortization of premium for certain debt instruments, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds have a unitary advisory fee structure. Under the Funds’ unitary advisory fee structure, RIM pays all expenses of the
Funds except for payments under a Fund’s 12b-1 plan, if any, interest expenses, dividend and interest expenses related to short sales, taxes, the expenses of other investment companies in which a Fund invests which are borne indirectly by the Fund, brokerage commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of a Fund, costs of holding shareholder meetings, costs of any securities lending program, any and all costs, fees and expenses, including legal fees, associated with litigation or potential litigation, any and all contingency fees paid to vendors out of amounts received by a Fund
(for example, contingency fees paid to vendors for foreign tax reclaims and contingency fees paid to vendors for certain securities litigation recoveries) and any infrequent and/or unusual expenses. Each Fund’s unitary advisory fee is reported as “Advisory fees” in the Fund’s Statement of Operations. Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund.
Common expenses are allocated among the Funds based primarily upon their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Notes to Financial Statements 71
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of March 31, 2026. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, foreign currency exchange contracts and futures contracts. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., currency movements). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures are traded or cleared on an exchange or central exchange clearing house. Exchange- traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange- traded or exchange-
cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-
traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
72 Notes to Financial Statements
Funds
Strategies
Russell Investments International Developed Equity ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Investments Global Equity ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Investments Emerging Markets Equity ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Investments Global Infrastructure ETF
Return enhancement, hedging, exposing cash to markets, and trade settlement
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended March 31, 2026, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain
(loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to facilitate settlement of securities transactions and may enter into these contracts in order to “lock in” the U.S. dollar price of a security that they plan to buy or sell. Certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. Certain Funds may also purchase or sell foreign currencies, mainly through the use of forward currency contracts or currency futures contracts, for speculative purposes based on judgments regarding the direction of the market for a particular foreign currency or currencies.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended March 31, 2026, the following Funds entered into FX contracts primarily for the strategies listed below:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended March 31, 2026, the Russell Investments Global Equity ETF entered into futures contracts primarily for return enhancement, hedging and exposing cash to markets.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Notes to Financial Statements 73
allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master Agreements.
Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that
RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and, generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. Emerging market countries may also be more likely to experience the imposition of economic sanctions by foreign governments.
Guarantees
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
74 Notes to Financial Statements
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’
financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a
Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a
Fund to underperform other types of investments.
3. Investment Transactions
Securities
During the period ended March 31, 2026, the Funds’ purchases and sales of investment securities (excluding short-term investments, derivatives and in-kind transactions) were as follows:
4. Related Party Transactions, Fees and Expenses
Advisory
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for the Trust, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after the Trust has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Russell
Investments Fund Services, LLC (“RIFUS”), in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of
Russell Investments Group, Ltd.
The Funds are permitted to invest any cash held in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each
Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Purchases Sales
Russell Investments U.S. Small Cap Equity ETF $ 34,227,274 $ 26,744,855
Russell Investments International Developed Equity ETF 39,273,060 27,299,787
Russell Investments Global Equity ETF 118,629,810 75,525,075
Russell Investments Emerging Markets Equity ETF 26,242,250 17,798,514
Russell Investments Global Infrastructure ETF 22,998,783 8,612,928

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
Notes to Financial Statements 75
The following shows the totals for advisory fees for the period ended March 31, 2026:
Waivers and Reimbursements
RIM has contractually agreed to waive a portion of its advisory fees for certain Funds. These arrangements are not part of the Advisory
Agreement with the Trust and may be changed or discontinued. The following paragraphs list the waivers that were in effect for the period ended March 31, 2026. Each waiver may not be terminated during the relevant period except with Board approval.
For the Russell Investments U.S. Small Cap Equity ETF, RIM has contractually agreed, until January 28, 2027, to waive 0.05% of its advisory fee. The total amount of the waiver for the period ended March 31, 2026 was $11,341.
For the Russell Investments International Developed Equity ETF, RIM has contractually agreed, until January 28, 2027, to waive
0.10% of its advisory fee. The total amount of the waiver for the period ended March 31, 2026 was $55,777.
For the Russell Investments Global Equity ETF, RIM has contractually agreed, until January 28, 2027, to waive 0.10% of its advisory fee. The total amount of the waiver for the period ended March 31, 2026 was $129,721.
For the Russell Investments Emerging Markets Equity ETF, RIM has contractually agreed, until January 28, 2027, to waive 0.15%
of its advisory fee. The total amount of the waiver for the period ended March 31, 2026 was $57,582.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of
RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-
party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser
(or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company
Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended March 31, 2026, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the
Investment Company Act.
Funds Asset Level Advisory (%)
Russell Investments U.S. Small Cap Equity ETF All Assets 0.69
Russell Investments International Developed Equity ETF All Assets 0.59
Russell Investments Global Equity ETF All Assets 0.59
Russell Investments Emerging Markets Equity ETF All Assets 0.79
Russell Investments Global Infrastructure ETF All Assets 0.59
Funds Advisory
Russell Investments U.S. Small Cap Equity ETF
$ 156,499
Russell Investments International Developed Equity ETF
329,083
Russell Investments Global Equity ETF
765,554
Russell Investments Emerging Markets Equity ETF
303,564
Russell Investments Global Infrastructure ETF
84,624

Russell Investments Exchange Traded Funds
Notes to Financial Statements, continued — March 31, 2026 (Unaudited)
76 Notes to Financial Statements
Board of Trustees (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIETF, Russell Investment Company (“RIC”), Russell Investment Funds
(“RIF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy Infrastructure Fund
(“RINEIF”). Each of the Trustees on the Board is a Trustee of RIETF, RIC, RIF, RISCF, and RINEIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended March 31, 2026, the total compensation paid to the Trustees by the Russell Investments fund complex was
$1,201,000.
5. Federal Income Taxes
As of March 31, 2026, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Capital Share Transactions
The Trust issues and redeems Shares of each Fund only in aggregations of a specified number of Shares of a Fund (“Creation
Units”) at NAV. Only investors who are authorized to deal in Creation Units (“Authorized Participants”) may engage in creation or redemption transactions directly with a Fund. Once created, Shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit. Secondary market transactions may be subject to brokerage commissions. Shares of the Funds are listed and traded on The NASDAQ Stock Market, LLC, trade at market prices rather than NAV, and may trade at a price greater than NAV
(premium), or less than NAV (discount). Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units for a Fund may consist of a basket of securities and/or instruments together with a deposit of a specified cash payment or a cash deposit (collectively, the “Fund Deposit”).
Creation Units may be created in advance of the receipt by a Fund of all or a portion of the Fund Deposit. In such cases, the
Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with a Fund consisting of cash at least equal to a percentage of the marked to market value of such missing portion(s)
that is specified in the written agreement between the Trust and the Authorized Participant. A Fund may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. A Fund will have no liability for any such shortfall.
A Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Fund’s transfer agent and deposited into the Fund. Collateral amounts, if any, are reflected in each Fund’s Statement of Assets and Liabilities.
A transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The Funds may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. Specifically, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and other impact expenses associated with the cash transaction.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Funds Short Term Long Term Total
Russell Investments U.S. Small Cap Equity ETF
$ 373,599 $ — $ 373,599
Russell Investments International Developed Equity ETF
607,265 — 607,265
Russell Investments Global Equity ETF
439,317 — 439,317
Russell Investments Emerging Markets Equity ETF
226,614 — 226,614
Russell Investments Global Infrastructure ETF
104,612 — 104,612

Russell Investments Exchange Traded Funds
Affiliated Brokerage Transactions — March 31, 2026 (Unaudited)
Affiliated Brokerage Transactions 77
As discussed in Note 4 in the Notes to Financial Statements, substantially all of the equity transactions that Russell Investment
Management, LLC (“RIM”) effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”),
a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting
FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended March
31, 2026 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX Fees").
Funds
Affiliated
Broker
Total
Commissions RIIS Net RIIS FX Fees
Russell Investments U.S. Small Cap Equity ETF RIIS $ 26,447 $ 23,848 $
—
Russell Investments International Developed Equity ETF RIIS 28,102 22,590 3,748
Russell Investments Global Equity ETF RIIS 44,719 36,585 8,101
Russell Investments Emerging Markets Equity ETF RIIS 31,814 23,275 1,370
Russell Investments Global Infrastructure ETF RIIS 4,758 3,835 441

Russell Investments Exchange Traded Funds
Basis for Approval of Investment Advisory Agreements — (Unaudited)
78 Basis for Approval of Investment Advisory Agreements
Approval of Portfolio Management Contract
At a Board meeting held on March 18, 2026, the Board of Trustees (the “Board”) received a proposal from Russell Investment
Management, LLC (“RIM”) to approve a new portfolio management contract for the Russell Investments Emerging Markets Equity
ETF to be effective as of the closing of a change of control for a Money Manager of the Fund.
The Trustees approved the terms of the proposed portfolio management contract based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed portfolio management contract; RIM’s evaluation of the quality of the investment advisory services provided by the Money
Manager; information as to any significant business relationships between the Money Manager and RIM; the Chief Compliance
Officer’s prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and prior certification that they were consistent with applicable legal standards; and RIM’s belief that the proposed Money Manager fees were reasonable in light of the anticipated quality of investment advisory services to be rendered.
Based substantially on RIM’s recommendation, together with their findings at prior meetings, including their February 25, 2025 meeting in connection with their evaluation and approval of the Fund’s initial investment advisory agreement with RIM and initial portfolio management contract with this Money Manager for the Fund, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Fund by the Money Manager and the reasonableness of the aggregate investment advisory fees paid by the Fund, as well as the fact that the aggregate investment advisory fee paid by the
Fund would not increase or decrease as a result of the implementation of the proposed new portfolio management contract because the Money Manager’s investment advisory fees are paid by RIM, the Board voted to approve the portfolio management contract with the Money Manager for the Fund.

Russell Investments Exchange Traded Funds
Adviser, Money Managers and Service Providers — March 31, 2026
(Unaudited)
Adviser, Money Managers and Service Providers 79
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Ross Erickson, Treasurer, Chief Accounting Officer & Chief
Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Administrator
Russell Investments Fund Services, LLC
401 Union Street
18th Floor
Seattle, WA 98101
Transfer and Dividend Disbursing Agent
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Custodian and Fund Accountant
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
401 Union Street
18th Floor
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor and Principal Underwriter
Foreside Fund Services, LLC
190 Middle Street
Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Russell Investments U.S. Small Cap Equity ETF
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
Russell Investments International Developed Equity
ETF
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Russell Investments Global Equity ETF
Algert Global LLC, San Francisco, CA
Intermede Investment Partners Limited, London, UK and
Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, West Palm Beach, FL
Wellington Management Company LLP, Boston, MA
Russell Investments Emerging Markets Equity ETF
Axiom Investors LLC, Greenwich, CT
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Pzena Investment Management, LLC, New York, NY
Sands Capital Management, LLC, Arlington, VA
Russell Investments Global Infrastructure ETF
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Barangaroo,
Australia
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investments Exchange Traded Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investments
Exchange Traded Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List.

(a)          Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)          Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investments Exchange Traded Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investments Exchange Traded Funds
Date:  May 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investments Exchange Traded Funds
Date:  May 14, 2026

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investments Exchange Traded Funds
Date:  May 14, 2026